UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08200

Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

(Address of principal executive offices) (Zip code)

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS - 97.41%
	Airlines - 0.95%
	US Airways Group, Inc.*,+	150,800	$1,108,380

	Auto Components - 2.71%
	TRW Automotive Holdings Corp.*	110,200	3,149,516

	Automobiles - 1.27%
	Ford Motor Co.*,+	117,600	1,478,232

	Beverages - 1.07%
	Brown-Forman Corp., Class B	20,900	1,242,505

	Biotechnology - 0.95%
	Amgen, Inc.*	18,400	1,099,584

	Capital Markets - 1.23%
	Goldman Sachs Group, Inc.	8,400	1,433,292

	Chemicals - 3.55%
	The Lubrizol Corp.	16,400	1,504,208
	NewMarket Corp.	13,900	1,431,561
	Potash Corp. of Saskatchewan, Inc.	10,000	1,193,500

			4,129,269

	Commercial Banks - 2.12%
	Banco Bilbao Vizcaya Argentaria SA - Sponsored ADR+	85,300	1,167,757
	Barclays PLC - Sponsored ADR+	59,600	1,296,300

			2,464,057

	Commercial Services & Supplies - 0.99%
	EnerNOC, Inc.*,+	38,700	1,148,616

	Computers & Peripherals - 1.93%
	Seagate Technology*,+	122,900	2,244,154

	Construction & Engineering - 0.49%
	EMCOR Group, Inc.*	23,000	566,490

	Consumer Finance - 1.19%
	SLM Corp.*,+	110,400	1,382,208

	Diversified Consumer Services - 1.08%
	Corinthian Colleges, Inc.*,+	71,500	1,257,685

	Diversified Telecommunication Services - 2.03%
	AT&T, Inc.	43,200	1,116,288
	Verizon Communications, Inc.	40,000	1,240,800

			2,357,088

	Electrical Equipment - 1.41%
	Cooper Industries PLC	34,300	1,644,342

	Electronic Equipment, Instruments & Components - 4.96%
	Multi-Fineline Electronix, Inc.*	44,400	1,143,744
	Sanmina-SCI Corp.*	280,300	4,624,950

			5,768,694

	Energy Equipment & Services - 5.97%
	Atwood Oceanics, Inc.*,+	62,700	2,171,301
	Cal Dive International, Inc.*	132,100	968,293
	Diamond Offshore Drilling, Inc.+	16,300	1,447,603
	National Oilwell Varco, Inc.	26,000	1,055,080
	TETRA Technologies, Inc.*	106,400	1,300,208

			6,942,485

	Food & Staples Retailing - 0.92%
	Whole Foods Market, Inc.*	29,600	1,070,040

	Food Products - 1.15%
	American Italian Pasta Co., Class A*,+	34,500	1,341,015

	Health Care Equipment & Supplies - 7.49%
	Align Technology, Inc.*	141,300	2,732,742
	ev3, Inc.*,+	202,800	3,216,408
	Sirona Dental Systems, Inc.*	72,600	2,760,978

			8,710,128

	Health Care Providers & Services - 1.92%
	Amedisys, Inc.*,+	20,100	1,109,922
	Quest Diagnostics, Inc.	19,300	1,124,997

			2,234,919

	Health Care Technology - 1.04%
	Cerner Corp.*,+	14,200	1,207,852

	Household Durables - 1.50%
	American Greetings Corp., Class A+	83,500	1,740,140

	Insurance - 6.61%
	Aflac, Inc.	64,500	3,501,705
	AmTrust Financial Services, Inc.	33,200	463,140
	Prudential Financial, Inc.	23,600	1,427,800
	Unitrin, Inc.	47,900	1,343,595
	Xl Capital Ltd., Class A	50,400	952,560

			7,688,800

www.bridgeway.com	1

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Internet Software & Services - 2.93%
	Equinix, Inc.*,+	22,600	$2,199,884
	United Online, Inc.	160,800	1,202,784

			3,402,668

	IT Services - 4.46%
	Cognizant Technology Solutions Corp., Class A*	34,800	1,774,104
	Unisys Corp.*,+	97,900	3,415,731

			5,189,835

	Leisure Equipment & Products - 1.00%
	Hasbro, Inc.+	30,500	1,167,540

	Life Sciences Tools & Services - 1.08%
	Life Technologies Corp.*	24,100	1,259,707

	Marine - 0.00%
	Kirby Corp.*,+	20	763

	Media - 2.10%
	Cinemark Holdings, Inc.	65,200	1,195,768
	Valassis Communications, Inc.*	44,600	1,241,218

			2,436,986

	Metals & Mining - 1.27%
	Teck Resources Ltd., Class B*	33,800	1,472,328

	Multiline Retail - 1.14%
	Family Dollar Stores, Inc.+	36,100	1,321,621

	Oil, Gas & Consumable Fuels - 2.15%
	ConocoPhillips	27,000	1,381,590
	Exxon Mobil Corp.+	16,700	1,118,566

			2,500,156

	Paper & Forest Products - 0.98%
	Fibria Celulose SA - Sponsored ADR*,+	52,000	1,137,760

	Personal Products - 1.22%
	The Estee Lauder Cos., Inc., Class A+	21,800	1,414,166

	Pharmaceuticals - 2.23%
	Medicis Pharmaceutical
	Corp., Class A	63,000	1,585,080
	Pfizer, Inc.	59,000	1,011,850

			2,596,930

	Professional Services - 1.00%
	Dun & Bradstreet Corp.	15,700	1,168,394

	Real Estate Investment Trusts (REITs) - 2.30%
	BioMed Realty Trust, Inc.+	84,500	1,397,630
	Weingarten Realty Investors+	59,200	1,276,352

			2,673,982

	Semiconductors & Semiconductor Equipment - 6.32%
	Applied Materials, Inc.	93,900	1,265,772
	Intel Corp.	48,100	1,070,706
	Micron Technology, Inc.*,+	238,500	2,478,015
	Veeco Instruments, Inc.*,+	58,200	2,531,700

			7,346,193

	Software - 1.23%
	Longtop Financial Technologies Ltd. - Sponsored ADR*	44,400	1,430,124

	Specialty Retail - 8.63%
	Aeropostale, Inc.*,+	52,350	1,509,251
	CarMax, Inc.*,+	58,700	1,474,544
	DSW, Inc., Class A*,+	100,200	2,558,106
	J. Crew Group, Inc.*,+	28,200	1,294,380
	Jo-Ann Stores, Inc.*	44,800	1,880,704
	Pier 1 Imports, Inc.*,#	207,400	1,321,138

			10,038,123

	Thrifts & Mortgage Finance - 1.10%
	Hudson City Bancorp, Inc.	90,600	1,282,896

	Trading Companies & Distributors - 1.74%
	WW Grainger, Inc.+	18,700	2,021,844

	TOTAL COMMON STOCKS - 97.41%		113,271,507

	(Cost $92,767,788)

2	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 1.36%
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.14%	1,585,186	$1,585,186

TOTAL MONEY MARKET FUND - 1.36%			1,585,186

(Cost $1,585,186)

TOTAL INVESTMENTS - 98.77%			$114,856,693
(Cost $94,352,974)
Other Assets in Excess of Liabilities - 1.23%			1,427,224

NET ASSETS - 100.00%			$116,283,917

*	Non-Income Producing Security
#	Securities or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,321,138.
^	Rate disclosed as of March 31, 2010
+	This security or a portion of the security is out on loan at March 31, 2010. Total loaned securities had a market value of $45,545,524 at March 31, 2010.

ADR - American Depositary Receipt

Ltd - Limited

See Notes to Schedules of Investments.

www.bridgeway.com	3

Bridgeway Aggressive Investors 2 Fund
SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS - 98.99%
	Airlines - 1.03%
	US Airways Group, Inc.*	454,400	$3,339,840

	Auto Components - 2.66%
	TRW Automotive Holdings Corp.*	301,900	8,628,302

	Automobiles - 1.61%
	Ford Motor Co.*+	416,700	5,237,919

	Beverages - 1.05%
	Brown-Forman Corp., Class B	57,300	3,406,485

	Biotechnology - 1.11%
	Amgen, Inc.*	60,600	3,621,456

	Capital Markets - 1.11%
	Goldman Sachs Group, Inc.	21,200	3,617,356

	Chemicals - 4.04%
	The Lubrizol Corp.	55,000	5,044,600
	NewMarket Corp.	44,700	4,603,653
	Potash Corp. of Saskatchewan, Inc.	29,099	3,472,966

			13,121,219

	Commercial Banks - 1.10%
	Barclays PLC - Sponsored ADR+	163,700	3,560,475

	Commercial Services & Supplies - 1.17%
	EnerNOC, Inc.*+	127,700	3,790,136

	Computers & Peripherals - 3.36%
	Seagate Technology*+	598,200	10,923,132

	Construction & Engineering - 1.17%
	EMCOR Group, Inc.*	153,800	3,788,094

	Consumer Finance - 1.13%
	SLM Corp.*+	294,300	3,684,636

	Diversified Consumer Services - 2.18%
	Corinthian Colleges, Inc.*+	192,800	3,391,352
	DeVry, Inc.	56,400	3,677,280

			7,068,632

	Diversified Telecommunication Services - 2.31%
	AT&T, Inc.	146,200	3,777,808
	Verizon Communications, Inc.	120,400	3,734,808

			7,512,616

	Electrical Equipment - 1.67%
	Cooper Industries PLC	112,900	5,412,426

	Electronic Equipment, Instruments & Components - 3.21%
	Sanmina-SCI Corp.*	631,700	10,423,050

	Energy Equipment & Services - 5.95%
	Atwood Oceanics, Inc.*+	196,700	6,811,721
	Diamond Offshore Drilling, Inc.+	51,000	4,529,310
	National Oilwell Varco, Inc.	89,600	3,635,968
	TETRA Technologies, Inc.*	355,300	4,341,766

			19,318,765

	Food Products - 2.68%
	American Italian Pasta Co., Class A*+	105,500	4,100,785
	Kraft Foods, Inc., Class A	152,500	4,611,600

			8,712,385

	Health Care Providers & Services - 2.88%
	Amedisys, Inc.*+	109,300	6,035,546
	Quest Diagnostics, Inc.	56,700	3,305,043

			9,340,589

	Health Care Technology - 1.04%
	Cerner Corp.*+	39,800	3,385,388

	Household Products - 1.47%
	Procter & Gamble Co.	75,700	4,789,539

	Industrial Conglomerates - 1.28%
	General Electric Co.	228,300	4,155,060

	Insurance - 5.67%
	Aflac, Inc.	135,700	7,367,153
	Hartford Financial Services Group, Inc.	142,300	4,044,166
	Prudential Financial, Inc.	64,200	3,884,100
	Xl Capital Ltd., Class A	164,700	3,112,830

			18,408,249

	Internet Software & Services - 1.92%
	Equinix, Inc.*+	64,200	6,249,228

	IT Services - 7.25%
	Cognizant Technology Solutions Corp., Class A*	132,500	6,754,850
	Unisys Corp.*	322,300	11,245,047
	Visa, Inc., Class A+	61,000	5,552,830

			23,552,727

	Leisure Equipment & Products - 1.15%
	Hasbro, Inc.+	97,400	3,728,472

	Life Sciences Tools & Services - 1.26%
	Life Technologies Corp.*	78,300	4,092,741

4	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Aggressive Investors 2 Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Media - 2.28%
Time Warner, Inc.*		109,130	$3,412,495
Valassis Communications, Inc.*		143,800	4,001,954

			7,414,449

Metals & Mining - 0.22%
Aluminum Corp. of China Ltd. - Sponsored ADR+		27,200	700,128

Multiline Retail - 2.43%
Family Dollar Stores, Inc.+		124,100	4,543,301
Target Corp.		64,000	3,366,400

			7,909,701

Oil, Gas & Consumable Fuels - 4.11%
ConocoPhillips		94,400	4,830,448
Exxon Mobil Corp.+		54,600	3,657,108
World Fuel Services Corp.+		182,200	4,853,808

			13,341,364

Paper & Forest Products - 1.13%
Fibria Celulose SA - Sponsored ADR*+		167,100	3,656,148

Personal Products - 1.41%
The Estee Lauder Cos., Inc., Class A+		70,700	4,586,309

Pharmaceuticals - 2.57%
Medicis Pharmaceutical Corp., Class A		205,300	5,165,348
Pfizer, Inc.		185,900	3,188,185

			8,353,533

Professional Services - 1.01%
Dun & Bradstreet Corp.		44,100	3,281,922

Real Estate Investment Trusts (REITs) - 3.17%
BioMed Realty Trust, Inc.+		367,300	6,075,142
Weingarten Realty Investors+		195,300	4,210,668

			10,285,810

Road & Rail - 1.30%
Avis Budget Group, Inc.*+		366,700	4,217,050

Semiconductors & Semiconductor Equipment - 5.90%
Micron Technology, Inc.*+		810,000	8,415,900
United Microelectronics Corp. - Sponsored ADR*+		950,000	3,572,000
Veeco Instruments, Inc.*+		165,300	7,190,550

			19,178,450

Software - 3.26%
Longtop Financial Technologies Ltd. - Sponsored ADR*		149,400	4,812,174
Microsoft Corp.		197,300	5,774,971

			10,587,145

Specialty Retail - 6.53%
Aeropostale, Inc.*+		130,650	3,766,639
CarMax, Inc.*+		193,600	4,863,232
Home Depot, Inc.		118,000	3,817,300
J. Crew Group, Inc.*		94,700	4,346,730
Pier 1 Imports, Inc.*+		692,000	4,408,040

			21,201,941

Thrifts & Mortgage Finance - 1.21%
Hudson City Bancorp, Inc.		276,600	3,916,656

TOTAL COMMON STOCKS - 98.99%			321,499,523

(Cost $259,263,044)

	Rate^

MONEY MARKET FUND - 1.31%
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.14%	4,269,286	4,269,286

TOTAL MONEY MARKET FUND - 1.31%			4,269,286

(Cost $4,269,286)

TOTAL INVESTMENTS - 100.30%			$325,768,809
(Cost $263,532,330)
Liabilities in Excess of Other Assets - (0.30%)			(980,971)

NET ASSETS - 100.00%			$324,787,838

*	Non-Income Producing Security
^	Rate disclosed as of March 31, 2010
+	This security or a portion of the security is out on loan at March 31, 2010. Total loaned securities had a market value of $98,432,701 at March 31, 2010.

ADR - American Depositary Receipt

Ltd - Limited

See Notes to Schedules of Investments.

www.bridgeway.com	5

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS - 97.01%
	Aerospace & Defense - 1.52%
	AeroCentury Corp.*	9,000	$171,000
	Astrotech Corp.*+	235,000	754,350
	Sparton Corp.*	80,000	472,000

			1,397,350

	Airlines - 0.85%
	Pinnacle Airlines Corp.*	105,500	783,865

	Auto Components - 1.83%
	China Automotive Systems, Inc.*+	23,100	533,841
	SORL Auto Parts, Inc.*	41,100	379,764
	Strattec Security Corp.*	4,700	95,504
	Tongxin International Ltd.*+	89,500	675,725

			1,684,834

	Biotechnology - 2.08%
	Insmed, Inc.*	500,000	590,000
	Oncothyreon, Inc.*+	139,400	483,718
	Sciclone Pharmaceuticals, Inc.*+	125,300	442,309
	Transcept Pharmaceuticals, Inc.*+	50,300	399,885

			1,915,912

	Capital Markets - 4.22%
	Broadpoint Gleacher Securities, Inc.*	65,000	260,000
	Gladstone Investment Corp.	33,400	199,732
	JMP Group, Inc.	55,000	467,500
	Kohlberg Capital Corp.+	52,000	294,320
	PennantPark Investment Corp.	102,900	1,066,044
	Rodman & Renshaw Capital Group, Inc.*	100,000	395,000
	Sanders Morris Harris Group, Inc.	40,800	252,552
	Triangle Capital Corp.	67,171	943,081

			3,878,229

	Chemicals - 2.07%
	KMG Chemicals, Inc.	85,000	1,494,300
	Penford Corp.*	40,000	410,000

			1,904,300

	Commercial Banks - 2.97%
	Access National Corp.	7,500	46,800
	Alliance Financial Corp.	16,100	474,628
	Bancorp Rhode Island, Inc.	11,600	317,260
	Bridge Bancorp, Inc.+	13,000	304,200
	Century Bancorp, Inc., Class A	16,600	318,720
	Eagle Bancorp, Inc.*+	20,000	237,000
	Fidelity Southern Corp.*+	20,000	114,200
	Financial Institutions, Inc.	20,000	292,400
	German American Bancorp, Inc.+	8,000	121,040
	Horizon Bancorp	7,300	140,890
	MainSource Financial Group, Inc.	40,000	269,200
	MidSouth Bancorp, Inc.	6,000	99,000

			2,735,338

	Commercial Services & Supplies - 2.15%
	APAC Customer Services, Inc.*	100,000	575,000
	Ecology and Environment, Inc., Class A	2,800	39,256
	Industrial Services of America, Inc.*	15,000	246,600
	Perma-Fix Environmental Services*	220,400	493,696
	PRGX Global, Inc.*	105,600	619,872

			1,974,424

	Communications Equipment - 2.96%
	Bel Fuse, Inc., Class A	5,200	96,304
	China GrenTech Corp. Ltd. - ADR*	136,000	523,600
	Communications Systems, Inc.	4,845	62,646
	Eon Communications Corp.*	82,200	214,542
	Silicom Ltd.*	8,700	93,090
	Telestone Technologies Corp.*+	69,000	1,207,500
	Westell Technologies, Inc., Class A*	367,200	521,424

			2,719,106

	Computers & Peripherals - 1.14%
	Hypercom Corp.*	178,900	690,554
	LaserCard Corp.*+	57,500	361,675

			1,052,229

	Consumer Finance - 0.10%
	Nicholas Financial, Inc.*+	12,100	91,597

	Distributors - 0.30%
	Amcon Distributing Co.	4,700	273,070

	Diversified Consumer Services - 1.42%
	Carriage Services, Inc.*	18,100	83,079
	China Education Alliance, Inc.*	90,000	480,600

6	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Diversified Consumer Services (continued)
	ChinaCast Education Corp.*	40,000	$292,400
	Collectors Universe	40,000	452,000

			1,308,079

	Diversified Financial Services - 0.06%
	California First National Bancorp	4,000	53,400

	Diversified Telecommunication Services - 1.08%
	8X8, Inc.*+	250,000	367,500
	IDT Corp., Class B*	96,500	625,320

			992,820

	Electrical Equipment - 1.08%
	China Ritar Power Corp.*	65,800	278,334
	Espey Manufacturing & Electronics Corp.	4,700	94,235
	Jinpan International Ltd.+	6,200	128,960
	Preformed Line Products Co.	13,000	495,950

			997,479

	Electronic Equipment, Instruments & Components - 4.74%
	Agilysys, Inc.*+	131,000	1,463,270
	IEC Electronics Corp.*+	113,300	610,687
	Measurement Specialties, Inc.*	55,000	809,050
	Planar Systems, Inc.*	85,000	237,150
	Richardson Electronics, Ltd.	81,800	650,310
	SMTC Corp.*	49,500	137,115
	TESSCO Technologies, Inc.	19,400	456,094

			4,363,676

	Food & Staples Retailing - 0.19%
	G Willi-Food International Ltd.*+	30,000	178,800

	Food Products - 1.74%
	Coffee Holding Co. Inc*+	50,000	228,500
	John B. Sanfilippo & Son, Inc.*	51,000	752,250
	SunOpta, Inc.*	150,000	622,500

			1,603,250

	Health Care Equipment & Supplies - 3.83%
	Anika Therapeutics, Inc.*	45,000	320,850
	Fonar Corp.*	28,000	53,480
	HealthTronics, Inc.*	98,100	351,198
	Micrus Endovascular Corp.*	91,300	1,800,436
	Shamir Optical Industry Ltd.*+	10,100	98,273
	Vascular Solutions, Inc.*	100,000	899,000

			3,523,237

	Health Care Providers & Services - 6.95%
	Adcare Health Systems, Inc.*+	15,100	86,221
	Almost Family, Inc.*+	28,500	1,074,165
	American Medical Alert Corp.*	9,300	63,333
	Continucare Corp.*	142,000	525,400
	Emergent Group, Inc.	4,100	32,185
	Health Grades, Inc.*	142,000	903,120
	Metropolitan Health Networks, Inc.*	135,000	436,050
	Prospect Medical Holdings, Inc.*	40,000	270,000
	Providence Service Corp.*	62,600	950,894
	Rural/Metro Corp.*+	145,000	1,054,150
	Sharps Compliance Corp.*+	60,000	392,400
	US Physical Therapy, Inc.*	35,000	609,000

			6,396,918

	Health Care Technology - 0.13%
	HealthStream, Inc.*	30,000	122,700

	Hotels, Restaurants & Leisure - 1.61%
	Caribou Coffee Co., Inc.*+	111,700	739,454
	Carrols Restaurant Group, Inc.*	83,430	567,324
	Frisch’s Restaurants, Inc.	8,000	176,800

			1,483,578

	Household Durables - 0.77%
	Libbey, Inc.*	57,100	704,043

	Insurance - 2.82%
	American Physicians Capital, Inc.+	36,633	1,170,424
	Hallmark Financial Services*	22,500	202,500
	Meadowbrook Insurance Group, Inc.	83,000	655,700
	Mercer Insurance Group, Inc.	7,000	126,000
	NYMAGIC, Inc.	20,500	435,215

			2,589,839

	Internet & Catalog Retail - 1.72%
	Gaiam, Inc., Class A	61,500	510,450
	US Auto Parts Network, Inc.*	48,500	364,720

www.bridgeway.com	7

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Internet & Catalog Retail (continued)
	ValueVision Media, Inc., Class A*+	212,500	$705,500

			1,580,670

	Internet Software & Services - 2.91%
	LivePerson, Inc.*+	215,000	1,649,050
	Local.com Corp.*	67,300	448,891
	Marchex, Inc., Class B	62,200	317,842
	Saba Software, Inc.*+	31,600	156,420
	Tucows, Inc.*	150,000	106,500

			2,678,703

	IT Services - 1.78%
	Computer Task Group, Inc.*	75,000	543,750
	Lionbridge Technologies, Inc.*	257,900	936,177
	Newtek Business Services, Inc.*	60,900	76,125
	WidePoint Corp.*+	103,400	78,367

			1,634,419

	Leisure Equipment & Products - 0.89%
	Sport Supply Group, Inc.	41,500	557,760
	Summer Infant, Inc.*	40,000	260,800

			818,560

	Marine - 0.12%
	Rand Logistics, Inc.*	22,000	112,860

	Media - 1.33%
	Ballantyne Strong, Inc.*	25,300	136,620
	Insignia Systems, Inc.*	22,600	148,256
	Lee Enterprises, Inc.*+	125,400	425,106
	Navarre Corp.*+	100,000	208,000
	Saga Communications, Inc., Class A*	5,000	112,400
	Salem Communications Corp., Class A*	55,000	196,900

			1,227,282

	Oil, Gas & Consumable Fuels - 2.99%
	Adams Resources & Energy, Inc.	18,000	315,000
	BioFuel Energy Corp.*+	175,000	514,500
	FieldPoint Petroleum Corp.*	61,000	136,030
	Rex Stores Corp.*	38,000	615,600
	Vanguard Natural Resources LLC+	48,500	1,165,455

			2,746,585

	Paper & Forest Products - 1.71%
	KapStone Paper and Packaging Corp.*	100,500	1,192,935
	Orient Paper, Inc.*+	45,000	375,750

			1,568,685

	Personal Products - 2.30%
	CCA Industries, Inc.	34,000	197,200
	The Female Health Co.	73,000	523,410
	Medifast, Inc.*+	37,500	942,375
	Schiff Nutrition International, Inc.*+	55,700	455,626

			2,118,611

	Pharmaceuticals - 1.98%
	Hi-Tech Pharmacal Co., Inc.*+	55,500	1,228,770
	ISTA Pharmaceuticals, Inc.*+	145,000	590,150

			1,818,920

	Professional Services - 0.95%
	Diamond Management & Technology Consultants, Inc.	111,700	876,845

	Real Estate Investment Trusts (REITs) - 4.17%
	Agree Realty Corp.	26,160	598,017
	Gladstone Commercial Corp.	30,000	433,500
	One Liberty Properties, Inc.	112,300	1,870,918
	PMC Commercial Trust	15,500	113,460
	Winthrop Realty Trust	67,900	817,516

			3,833,411

	Real Estate Management & Development - 0.96%
	Grubb & Ellis Co.*+	400,000	880,000

	Semiconductors & Semiconductor Equipment - 7.53%
	Axcelis Technologies, Inc.*	500,000	830,000
	CEVA, Inc.*	78,600	916,476
	FSI International, Inc.*	156,300	604,881
	GSI Technology, Inc.*	40,000	186,400
	Ikanos Communications, Inc.*	155,900	467,700
	Integrated Silicon Solution, Inc.*	219,500	2,315,725
	Tower Semiconductor Ltd.*+	400,000	672,000
	Ultra Clean Holdings, Inc.*	109,700	934,644

			6,927,826

8	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Software - 2.83%
ClickSoftware Technologies Ltd.*		191,100	$1,318,590
PLATO Learning, Inc.*		50,300	279,668
Wave Systems Corp., Class A*+		250,000	1,000,000

			2,598,258

Specialty Retail - 3.35%
America’s Car-Mart, Inc.*+		30,000	723,600
Books-A-Million, Inc.+		80,000	579,200
Destination Maternity Corp.*		25,200	646,632
Kirkland’s, Inc.*		40,500	850,500
Syms Corp.*		18,000	179,280
Winmark Corp.*		4,500	103,320

			3,082,532

Textiles, Apparel & Luxury Goods - 4.39%
Cherokee, Inc.+		36,800	662,400
Culp, Inc.*		155,800	1,868,042
Delta Apparel, Inc.*		8,983	140,135
Heelys, Inc.*		85,000	202,300
Joe’s Jeans, Inc.*		230,300	605,689
LaCrosse Footwear, Inc.		12,000	184,200
RG Barry Corp.		37,000	377,400

			4,040,166

Thrifts & Mortgage Finance - 5.45%
Abington Bancorp, Inc.		57,400	453,460
Arlington Asset Investment Corp., Class A+		50,900	907,038
Bofl Holding, Inc.*+		67,200	936,096
ESSA Bancorp, Inc.		44,000	551,760
First Financial Northwest, Inc.+		52,700	359,941
Louisiana Bancorp, Inc.*		18,000	261,180
Meridian Interstate Bancorp, Inc.*		35,500	369,200
Pulaski Financial Corp.		30,000	201,000
United Financial Bancorp, Inc.		69,300	968,814

			5,008,489

Water Utilities - 1.04%
Artesian Resources Corp., Class A		25,000	441,500
Connecticut Water Service, Inc.		22,000	511,940

			953,440

TOTAL COMMON STOCKS - 97.01%			89,234,335

(Cost $70,376,394)

	Rate^
MONEY MARKET FUND - 0.05%
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.14%	40,749	$40,749

TOTAL MONEY MARKET FUND - 0.05%			40,749

(Cost $40,749)

TOTAL INVESTMENTS - 97.06%			$89,275,084
(Cost $70,417,143)
Other Assets in Excess of Liabilities - 2.94%			2,706,857

NET ASSETS - 100.00%			$91,981,941

*	Non-Income Producing Security
^	Rate disclosed as of March 31, 2010
+	This security or a portion of the security is out on loan at March 31, 2010. Total loaned securities had a market value of $18,601,608 at March 31, 2010.

ADR - American Depositary Receipt

LLC - Limited Liability Co.

Ltd - Limited

See Notes to Schedules of Investments.

www.bridgeway.com	9

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS - 96.78%
	Aerospace & Defense - 1.56%
	AeroCentury Corp.*	43,400	$824,600
	Applied Signal Technology, Inc.	77,834	1,523,990
	Ascent Solar Technologies, Inc.*+	180,700	695,695
	GenCorp, Inc.*+	152,600	878,976
	Herley Industries, Inc.*	31,700	464,722
	Innovative Solutions & Support, Inc.*	134,815	849,334
	Kratos Defense & Security Solutions, Inc.*	22,132	315,824
	Sparton Corp.*	45,301	267,276

			5,820,417

	Air Freight & Logistics - 0.40%
	Dynamex, Inc.*	21,200	364,640
	Pacer International, Inc.*	188,800	1,136,576

			1,501,216

	Airlines - 0.53%
	Hawaiian Holdings, Inc.*+	162,300	1,196,151
	Pinnacle Airlines Corp.*	106,600	792,038

			1,988,189

	Auto Components - 1.46%
	Amerigon, Inc.*	42,200	426,642
	Dorman Products, Inc.*	41,100	780,489
	Hawk Corp., Class A*	56,600	1,103,700
	SORL Auto Parts, Inc.*	54,700	505,428
	Spartan Motors, Inc.+	382,600	2,142,560
	Strattec Security Corp.*	24,100	489,712

			5,448,531

	Beverages - 0.05%
	MGP Ingredients, Inc.*	25,115	192,883

	Biotechnology - 4.93%
	Acadia Pharmaceuticals, Inc.*	253,500	382,785
	Achillion Pharmaceuticals, Inc.*	134,500	372,565
	Affymax, Inc.*	29,303	686,569
	Amicus Therapeutics, Inc.*	109,800	350,262
	Anadys Pharmaceuticals, Inc.*	202,300	513,842
	Antigenics, Inc.*	128,481	93,367
	ARIAD Pharmaceuticals, Inc.*+	222,000	754,800
	ArQule, Inc.*	131,300	756,288
	Array Biopharma, Inc.*	160,100	438,674
	AVI BioPharma, Inc.*+	257,400	306,306
	BioSante Pharmaceuticals, Inc.*+	90,500	161,995
	BioSpecifics Technologies Corp.*+	11,300	313,575
	Biotime, Inc.*+	71,800	511,934
	Celldex Therapeutics, Inc.*+	71,400	438,396
	CombinatoRx, Inc.*+	194,321	231,242
	Curis, Inc.*+	219,100	672,637
	Cyclacel Pharmaceuticals, Inc.*+	157,300	338,195
	Cytokinetics, Inc.*	108,900	348,480
	Cytori Therapeutics, Inc.*+	96,200	438,672
	CytRx Corp.*	378,895	420,574
	GenVec, Inc.*+	92,600	72,228
	GTx, Inc.*+	79,000	263,860
	Idenix Pharmaceuticals, Inc.*	126,100	355,602
	Inovio Biomedical Corp.*	251,600	334,628
	Keryx Biopharmaceuticals, Inc.*+	214,400	587,456
	Molecular Insight Pharmaceuticals, Inc.*+	16,355	21,425
	Nanosphere, Inc.*	71,000	340,090
	Neurocrine Biosciences, Inc.*	157,600	401,880
	NeurogesX, Inc.*+	43,700	410,780
	NPS Pharmaceuticals, Inc.*	105,400	531,216
	OncoGenex Pharmaceutical, Inc.*	11,200	229,936
	Oncothyreon, Inc.*+	124,300	431,321
	Poniard Pharmaceuticals, Inc.*+	182,700	210,105
	Progenics Pharmaceuticals, Inc.*	72,400	385,892
	Repligen Corp.*	74,634	303,014
	Sangamo Biosciences, Inc.*+	370,100	2,005,942
	Sciclone Pharmaceuticals, Inc.*+	104,607	369,263
	StemCells, Inc.*+	328,100	380,596
	Synta Pharmaceuticals Corp.*	78,100	336,611
	Transcept Pharmaceuticals, Inc.*	48,200	383,190
	Trimeris, Inc.*	143,000	350,350
	Vical, Inc.*+	337,600	1,134,336

			18,370,879

	Building Products - 0.17%
	China Architectural Engineering, Inc.*+	203,500	227,920

10	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Building Products (continued)
	NCI Building Systems, Inc.*	37,600	$415,104

			643,024

Capital Markets - 2.66%
	Cowen Group, Inc., Class A*	126,758	717,450
	Diamond Hill Investment Group, Inc.	5,600	384,160
	Gladstone Capital Corp.	76,600	903,880
	Harris & Harris Group, Inc.*	69,400	319,934
	HFF, Inc., Class A*	56,300	418,309
	JMP Group, Inc.	81,100	689,350
	Kohlberg Capital Corp.+	59,900	339,034
	Ladenburg Thalmann Financial Services, Inc.*	181,700	170,798
	Main Street Capital Corp.+	27,500	429,275
	NGP Capital Resources Co.	48,600	414,072
	PennantPark Investment Corp.	129,100	1,337,476
	Rodman & Renshaw Capital Group, Inc.*	117,800	465,310
	Sanders Morris Harris Group, Inc.	37,600	232,744
	TICC Capital Corp.	82,300	542,357
	TradeStation Group, Inc.*	114,174	800,360
	Triangle Capital Corp.	57,212	803,257
	Westwood Holdings Group, Inc.+	25,600	942,080

			9,909,846

Chemicals - 0.89%
	Flotek Industries, Inc.*+	9,255	11,754
	KMG Chemicals, Inc.	58,800	1,033,704
	Landec Corp.*	124,900	828,087
	Omnova Solutions, Inc.*	163,700	1,285,045
	Senomyx, Inc.*	49,300	161,457

			3,320,047

Commercial Banks - 9.33%
	1st United Bancorp, Inc.*	91,900	739,795
	Alliance Financial Corp.	25,000	737,000
	American National Bankshares, Inc.	7,800	157,170
	American River Bankshares	25,800	203,820
	Ameris Bancorp+	103,144	931,390
	Arrow Financial Corp.+	112,831	3,034,026
	Bancorp Rhode Island, Inc.	70,800	1,936,380
	Bancorp, Inc.*	113,000	1,005,700
	BancTrust Financial Group, Inc.+	69,000	334,650
	Bank of Kentucky Financial Corp.+	18,000	358,920
	Banner Corp.+	56,873	218,392
	Bar Harbor Bankshares	12,000	366,000
	Bridge Bancorp, Inc.+	26,800	627,120
	Bryn Mawr Bank Corp.+	29,236	530,633
	Center Bancorp, Inc.+	49,917	414,810
	Center Financial Corp.*	152,200	738,170
	Century Bancorp, Inc., Class A	16,800	322,560
	Chicopee Bancorp, Inc.*	4,362	55,397
	CNB Financial Corp.+	25,500	393,720
	CoBiz Financial, Inc.+	72,100	449,183
	Eagle Bancorp, Inc.*	5,964	70,673
	Encore Bancshares, Inc.*	24,300	230,121
	Enterprise Financial Services Corp.+	41,100	454,566
	Financial Institutions, Inc.	46,789	684,055
	First Bancorp, Inc.	19,800	315,612
	First South Bancorp, Inc.+	57,237	715,463
	German American Bancorp, Inc.+	39,500	597,635
	Hampden Bancorp, Inc.	33,000	330,000
	Hampton Roads Bankshares, Inc.+	94,705	147,740
	Heritage Commerce Corp.*	74,000	309,320
	Heritage Financial Corp.*	25,400	383,286
	Home Bancorp, Inc.*	27,300	382,200
	Horizon Bancorp	8,900	171,770
	Lakeland Bancorp, Inc.+	70,992	628,279
	Lakeland Financial Corp.	41,088	782,726
	LNB Bancorp, Inc.	24,700	109,668
	Merchants Bancshares, Inc.	27,800	603,538
	MidSouth Bancorp, Inc.	46,900	773,850
	Nara Bancorp, Inc.*+	81,900	717,444
	National Bankshares, Inc.+	14,300	389,675
	Northrim BanCorp, Inc.+	13,200	225,456
	Oriental Financial Group, Inc.+	81,600	1,101,600
	Pacific Capital Bancorp*+	132,100	239,101
	Pacific Continental Corp.+	41,500	435,750
	Peapack-Gladstone Financial Corp.+	27,300	428,883
	Penns Woods Bancorp, Inc.	11,000	369,050
	Peoples Bancorp, Inc.	38,200	629,536
	Republic First Bancorp, Inc.*	174,900	676,863
	Sandy Spring Bancorp, Inc.+	27,600	414,000
	Seacoast Banking Corp. of Florida*+	79,100	135,261
	Sierra Bancorp+	55,382	713,874
	Smithtown Bancorp, Inc.+	30,900	127,617
	Southcoast Financial Corp.*	27,099	94,847

www.bridgeway.com	11

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Commercial Banks (continued)
	Southside Bancshares, Inc.	56,254	$1,213,399
	State Bancorp, Inc.+	74,700	587,889
	Sterling Bancorp	59,509	598,066
	Superior Bancorp*+	102,800	325,876
	Taylor Capital Group, Inc.*+	93,100	1,208,438
	Tower Bancorp, Inc.	27,241	729,242
	United Security Bancshares*+	869	4,302
	Virginia Commerce Bancorp, Inc.*	77,242	513,659
	Washington Banking Co.	51,700	650,903
	West Bancorporation, Inc.	147,478	970,405

			34,746,474

	Commercial Services & Supplies - 2.86%
	Amrep Corp.*	17,100	248,463
	APAC Customer Services, Inc.*	265,500	1,526,625
	CECO Environmental Corp.*	26,497	96,449
	EnerNOC, Inc.*+	39,400	1,169,392
	Intersections, Inc.*	158,584	656,538
	M&F Worldwide Corp.*	19,798	605,819
	Metalico, Inc.*	110,800	663,692
	Multi-Color Corp.	21,800	261,164
	North American Galvanizing & Coating, Inc.*	134,267	746,524
	PRGX Global, Inc.*	105,000	616,350
	Protection One, Inc.*	101,300	1,158,872
	Standard Parking Corp.*	145,900	2,395,678
	The Standard Register Co.+	46,800	250,380
	Versar, Inc.*	81,100	245,733

			10,641,679

	Communications Equipment - 2.87%
	Cogo Group, Inc.*	228,100	1,594,419
	Communications Systems, Inc.	29,100	376,263
	Globecomm Systems, Inc.*	256,800	1,974,792
	KVH Industries, Inc.*	106,700	1,407,373
	Network Equipment Technologies, Inc.*+	73,900	407,189
	Occam Networks, Inc.*	301,900	1,980,464
	Oplink Communications, Inc.*	92,100	1,707,534
	SeaChange International, Inc.*	112,000	804,160
	Telestone Technologies Corp.*+	26,100	456,750

			10,708,944

	Computers & Peripherals - 1.61%
	ActivIdentity Corp.*	453,900	1,289,076
	Cray, Inc.*	101,200	602,140
	Dot Hill Systems Corp.*	157,200	234,228
	Hutchinson Technology, Inc.*+	44,700	278,928
	Hypercom Corp.*	491,300	1,896,418
	LaserCard Corp.*	146,775	923,215
	Rimage Corp.*	811	11,727
	TransAct Technologies, Inc.*	105,800	770,224

			6,005,956

	Construction & Engineering - 0.36%
	Comfort Systems USA, Inc.+	43,900	548,311
	Furmanite Corp.*	151,200	784,728

			1,333,039

	Consumer Finance - 0.49%
	Advance America Cash Advance Centers, Inc.	174,400	1,015,008
	The First Marblehead Corp.*	185,600	527,104
	QC Holdings, Inc.	57,715	298,387

			1,840,499

	Containers & Packaging - 0.44%
	AEP Industries, Inc.*	63,000	1,639,260

	Distributors - 0.10%
	Audiovox Corp., Class A*	47,707	371,160

	Diversified Consumer Services - 0.70%
	China Education Alliance, Inc.*	65,200	348,168
	Collectors Universe	69,460	784,898
	Learning Tree International, Inc.*	41,316	581,316
	Mac-Gray Corp.	33,300	375,957
	Nobel Learning Communities, Inc.*	28,900	226,576
	Princeton Review, Inc.*+	85,500	298,395

			2,615,310

	Diversified Financial Services - 0.77%
	Asset Acceptance Capital Corp.*+	31,800	200,658
	Asta Funding, Inc.+	142,300	1,001,792
	Encore Capital Group, Inc.*+	22,114	363,775
	Medallion Financial Corp.	161,400	1,284,744

			2,850,969

12	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Diversified Telecommunication Services - 0.69%
	HickoryTech Corp.	43,495	$384,061
	IDT Corp., Class B*	116,567	755,354
	Otelco, Inc.+	28,600	458,458
	SureWest Communications*	64,503	554,081
	Warwick Valley Telephone Co.	30,200	429,746

			2,581,700

	Electric Utilities - 0.44%
	Central Vermont Public Service Corp.	81,600	1,645,872

	Electrical Equipment - 1.92%
	Chase Corp.	27,800	350,836
	China BAK Battery, Inc.*+	142,327	343,008
	China Ritar Power Corp.*	71,800	303,714
	Fushi Copperweld, Inc.*	226,000	2,535,720
	Hong Kong Highpower Technology, Inc.*+	47,600	267,512
	LaBarge, Inc.*	28,000	309,400
	LSI Industries, Inc.	103,492	705,815
	Magnetek, Inc.*	188,311	316,363
	Ocean Power Technologies, Inc.*+	84,483	597,295
	Plug Power, Inc.*+	47,171	32,652
	PowerSecure International, Inc.*	41,500	327,020
	UQM Technologies, Inc.*+	249,500	1,050,395

			7,139,730

	Electronic Equipment, Instruments & Components - 3.23%
	Comverge, Inc.*+	164,500	1,860,495
	DDi Corp.*	83,600	474,012
	Gerber Scientific, Inc.*	64,900	403,029
	I.D. Systems, Inc.*	80,200	239,798
	IEC Electronics Corp.*	64,500	347,655
	LoJack Corp.*	71,900	296,947
	LRAD Corp.*+	213,500	328,790
	Measurement Specialties, Inc.*	59,552	876,010
	Mercury Computer Systems, Inc.*	60,600	831,432
	Power-One, Inc.*+	231,000	974,820
	RadiSys Corp.*	187,900	1,683,584
	Richardson Electronics, Ltd.	52,011	413,487
	Superconductor Technologies, Inc.*+	117,200	344,568
	TESSCO Technologies, Inc.	111,500	2,621,365
	Vicon Industries, Inc.*	66,400	338,640

			12,034,632

	Energy Equipment & Services - 1.58%
	Bolt Technology Corp.*	155,763	1,761,679
	Boots & Coots, Inc.+	542,700	1,318,761
	Bronco Drilling Co., Inc.*	83,900	394,330
	Dawson Geophysical Co.*	15,799	461,963
	Mitcham Industries, Inc.*	161,700	1,169,091
	OYO Geospace Corp.*	15,700	750,617
	TGC Industries, Inc.*	5,618	22,697

			5,879,138

	Food & Staples Retailing - 0.19%
	Village Super Market, Inc., Class A	24,600	689,538

	Food Products - 1.35%
	AgFeed Industries, Inc.*+	25,001	109,754
	Alico, Inc.+	12,400	313,100
	China Marine Food Group, Ltd.*	133,900	823,485
	Griffin Land & Nurseries, Inc.	11,500	334,075
	Imperial Sugar Co.	28,300	438,933
	John B. Sanfilippo & Son, Inc.*	28,300	417,425
	Lifeway Foods, Inc.*+	156,302	1,855,305
	Overhill Farms, Inc.*	41,950	244,569
	Reddy Ice Holdings, Inc.*	110,000	508,200

			5,044,846

	Gas Utilities - 0.25%
	Chesapeake Utilities Corp.	31,606	941,859

	Health Care Equipment & Supplies - 4.94%
	Alphatec Holdings, Inc.*	112,300	715,351
	Anika Therapeutics, Inc.*	197,639	1,409,166
	AtriCure, Inc.*	133,200	784,548
	Atrion Corp.	19,748	2,824,754
	Bovie Medical Corp.*+	145,900	911,875
	Cerus Corp.*+	244,600	682,434
	Cryolife, Inc.*	356,000	2,303,320
	Hansen Medical, Inc.*+	37,669	86,262
	HealthTronics, Inc.*	114,200	408,836
	Micrus Endovascular Corp.*	59,100	1,165,452
	NMT Medical, Inc.*	168,200	761,946
	RTI Biologics, Inc.*	125,000	541,250
	SenoRx, Inc.*	46,500	340,380
	Span-America Medical Systems, Inc.	47,900	890,940
	Spectranetics Corp.*+	54,948	379,691
	STARR Surgical Co.*	181,200	692,184

www.bridgeway.com	13

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
	Synovis Life Technologies, Inc.*	40,100	$622,753
	Utah Medical Products, Inc.	49,900	1,403,687
	Vascular Solutions, Inc.*	49,300	443,207
	Zoll Medical Corp.*	39,400	1,038,584

			18,406,620

	Health Care Providers & Services - 3.69%
	Allied Healthcare International, Inc.*	222,800	606,016
	Almost Family, Inc.*	11,600	437,204
	America Service Group, Inc.	47,100	757,839
	Capital Senior Living Corp.*	129,000	678,540
	CardioNet, Inc.*+	55,054	421,163
	Chindex International, Inc.*	121,200	1,431,372
	Continucare Corp.*	120,100	444,370
	Corvel Corp.*	37,733	1,348,955
	Emergent Group, Inc.	57,500	451,375
	Health Grades, Inc.*	162,679	1,034,639
	Metropolitan Health Networks, Inc.*	185,300	598,519
	National Research Corp.	25,500	645,660
	Nighthawk Radiology Holdings, Inc.*	52,857	168,085
	NovaMed, Inc.*+	194,400	660,960
	Providence Service Corp.*	221,700	3,367,623
	Sharps Compliance Corp.*+	38,300	250,482
	Sunrise Senior Living, Inc.*	85,695	438,758

			13,741,560

	Health Care Technology - 0.12%
	Transcend Services, Inc.*	27,042	439,432

	Hotels, Restaurants & Leisure - 2.83%
	AFC Enterprises, Inc.*	127,732	1,370,564
	Bluegreen Corp.*	34,903	114,133
	Canterbury Park Holding Corp.*	59,400	430,650
	Caribou Coffee Co., Inc.*	79,600	526,952
	Carrols Restaurant Group, Inc.*	35,677	242,604
	Empire Resorts, Inc.*	36,751	66,887
	Famous Dave’s of America, Inc.*	172,400	1,387,820
	Frisch’s Restaurants, Inc.	47,800	1,056,380
	Great Wolf Resorts, Inc.*	57,308	182,239
	Jamba, Inc.*	86,754	235,971
	Lakes Entertainment, Inc.*+	140,900	324,070
	Luby’s, Inc.*	210,928	831,056
	McCormick & Schmick’s Seafood Restaurants, Inc.*	39,800	400,786
	Monarch Casino & Resort, Inc.*	48,685	415,770
	Morgans Hotel Group Co.*+	84,300	540,363
	Peet’s Coffee & Tea, Inc.*+	17,400	689,910
	Red Lion Hotels Corp.*	110,194	795,601
	Town Sports International Holdings, Inc.*	76,387	298,673
	Universal Travel Group*	63,500	629,285

			10,539,714

	Household Durables - 0.82%
	Brookfield Homes Corp.*+	46,400	405,536
	CSS Industries, Inc.	19,600	393,960
	Hooker Furniture Corp.	28,500	458,280
	Kid Brands, Inc.*	83,400	721,410
	Lifetime Brands, Inc.*+	63,300	746,940
	Skyline Corp.	17,300	321,780

			3,047,906

	Household Products - 0.19%
	Oil-Dri Corp. of America	19,800	382,734
	Orchids Paper Products Co.*	19,900	327,355

			710,089

	Independent Power Producers & Energy Traders - 0.07%
	Synthesis Energy Systems, Inc.*+	272,471	272,471

	Insurance - 1.88%
	Donegal Group, Inc., Class A	26,650	386,691
	Eastern Insurance Holdings, Inc.	27,398	277,816
	Investors Title Co.	28,659	976,699
	Meadowbrook Insurance Group, Inc.	185,200	1,463,080
	Mercer Insurance Group, Inc.	144,257	2,596,626
	NYMAGIC, Inc.	62,000	1,316,260

			7,017,172

	Internet & Catalog Retail - 0.51%
	Gaiam, Inc., Class A	53,500	444,050
	US Auto Parts Network, Inc.*	100,900	758,768

14	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Internet & Catalog Retail (continued)
	ValueVision Media, Inc., Class A*+	206,986	$687,194

			1,890,012

	Internet Software & Services - 1.98%
	Divx, Inc.*	56,600	405,256
	Innodata Isogen, Inc.*+	191,306	774,789
	Keynote Systems, Inc.	94,300	1,074,077
	Kit Digital, Inc.*	36,000	463,680
	Local.com Corp.*	97,400	649,658
	Marchex, Inc., Class B	62,203	317,857
	Saba Software, Inc.*+	165,817	820,794
	Stamps.com, Inc.*	39,700	400,970
	support.com, Inc.*	360,650	1,179,326
	Web.Com Group, Inc.*	188,852	1,029,243
	Zix Corp.*+	112,782	260,527

			7,376,177

	IT Services - 1.95%
	Cass Information Systems, Inc.+	50,570	1,575,256
	Computer Task Group, Inc.*	92,400	669,900
	Dynamics Research Corp.*	24,558	276,769
	The Hackett Group, Inc.*	126,389	351,361
	Integral Systems, Inc.*	38,500	370,755
	Lionbridge Technologies, Inc.*	316,595	1,149,240
	MoneyGram International, Inc.*	113,400	432,054
	Online Resources Corp.*	51,912	209,205
	StarTek, Inc.*	55,600	386,420
	TechTeam Global, Inc.*	190,370	1,288,805
	Tier Technologies, Inc., Class B*	39,166	311,761
	WPCS International, Inc.*	81,192	250,883

			7,272,409

	Leisure Equipment & Products - 1.32%
	Arctic Cat, Inc.*	55,500	602,175
	LeapFrog Enterprises, Inc.*+	151,800	994,290
	Nautilus, Inc.*	99,141	299,406
	Sport Supply Group, Inc.	152,991	2,056,199
	Steinway Musical Instruments, Inc.*	19,900	374,717
	Sturm Ruger & Co. Inc.+	31,400	376,486
	Summer Infant, Inc.*	32,039	208,894

			4,912,167

	Life Sciences Tools & Services - 0.52%
	Accelrys, Inc.*	34,354	211,620
	BioClinica, Inc.*	77,100	343,095
	BioDelivery Sciences International, Inc.*	113,100	433,173
	Enzo Biochem, Inc.*	51,299	308,820
	Harvard Bioscience, Inc.*	162,817	630,102

			1,926,810

	Machinery - 2.86%
	Alamo Group, Inc.	21,800	435,782
	Ampco-Pittsburgh Corp.	68,387	1,697,365
	Commercial Vehicle Group, Inc.*	66,900	476,328
	Flanders Corp.*	85,183	323,696
	Flow International Corp.*	114,600	344,946
	Graham Corp.	59,500	1,070,405
	Greenbrier Cos., Inc.*+	43,600	480,036
	Hurco Cos., Inc.*	60,234	1,013,738
	Kadant, Inc.*	21,900	315,579
	Key Technology, Inc.*	17,600	242,000
	LS Starrett Co., Class A	29,200	302,220
	Lydall, Inc.*	32,890	258,187
	Miller Industries, Inc.	32,600	405,218
	PMFG, Inc.*+	102,000	1,349,460
	Portec Rail Products, Inc.	16,731	194,414
	Shengkai Innovations, Inc.*	30,491	246,977
	TriMas Corp.*	89,000	577,610
	Wabash National Corp.*+	133,400	935,134

			10,669,095

	Marine - 0.22%
	Horizon Lines, Inc., Class A	86,560	470,886
	International Shipholding Corp.	12,400	364,436

			835,322

	Media - 3.30%
	Alloy, Inc.*	57,500	471,500
	Dolan Media Co.*	110,200	1,197,874
	Entercom Communications Corp., Class A*+	112,086	1,332,703
	Entravision Communications Corp., Class A*+	209,800	579,048
	Fisher Communications, Inc.*	25,200	355,320
	Global Traffic Network, Inc.*	73,874	397,442
	Knology, Inc.*	70,053	941,513
	The McClatchy Co., Class A*+	173,000	849,430
	Media General, Inc., Class A*+	134,170	1,112,269
	Navarre Corp.*	275,500	573,040

www.bridgeway.com	15

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Media (continued)
	Nexstar Broadcasting Group, Inc., Class A*	100,900	$496,428
	PRIMEDIA, Inc.+	254,837	876,639
	Radio One, Inc., Class D*	324,765	990,533
	Reading International, Inc., Class A*	76,100	324,947
	Rentrak Corp.*	83,800	1,805,890

			12,304,576

	Metals & Mining - 1.11%
	China Direct Industries, Inc.*+	209,610	322,799
	Friedman Industries	67,000	383,240
	General Steel Holdings, Inc.*+	89,771	368,959
	Great Northern Iron Ore Properties+	12,000	1,175,640
	Mines Management, Inc.*+	98,600	254,388
	Paramount Gold and Silver Corp.*+	266,800	370,852
	Sutor Technology Group Ltd.*	62,500	181,250
	Synalloy Corp.	19,400	157,528
	Universal Stainless & Alloy*	38,500	923,615

			4,138,271

	Multiline Retail - 0.52%
	Retail Ventures, Inc.*	203,840	1,938,518

	Oil, Gas & Consumable Fuels - 4.08%
	Adams Resources & Energy, Inc.	22,300	390,250
	American Oil & Gas, Inc.*+	209,600	1,425,280
	Approach Resources, Inc.*	46,900	425,852
	Callon Petroleum Co.*+	359,300	1,925,848
	China North East Petroleum Holdings, Ltd.*+	81,300	718,692
	Crosstex Energy, Inc.*+	143,418	1,246,302
	Double Eagle Petroleum Co.*	69,700	296,225
	GeoMet, Inc.*	264,100	235,841
	GeoResources, Inc.*	20,747	316,807
	Green Plains Renewable Energy, Inc.*+	3,896	55,596
	Gulfport Energy Corp.*	101,000	1,135,240
	Harvest Natural Resources, Inc.*+	36,473	274,642
	Magnum Hunter Resources Corp.*	103,290	314,002
	Pyramid Oil Co.*	69,800	323,174
	Rex Energy Corp.*	240,781	2,742,496
	Rex Stores Corp.*	66,249	1,073,234
	Toreador Resources Corp.*+	106,400	870,352
	Uranium Resources, Inc.*	356,823	253,344
	Warren Resources, Inc.*	165,600	417,312
	Westmoreland Coal Co.*	59,675	753,098

			15,193,587

	Paper & Forest Products - 0.69%
	KapStone Paper and
	Packaging Corp.*	83,400	989,958
	Mercer International, Inc.*+	119,400	629,238
	Neenah Paper, Inc.	60,000	950,400

			2,569,596

	Personal Products - 0.66%
	The Female Health Co.	87,300	625,941
	Mannatech, Inc.	90,680	302,871
	Medifast, Inc.*+	48,399	1,216,267
	Reliv International, Inc.	103,100	298,990

			2,444,069

	Pharmaceuticals - 2.27%
	Adolor Corp.*	252,547	454,585
	AVANIR Pharmaceuticals, Inc., Class A*	184,800	428,736
	Biodel, Inc.*	70,200	299,754
	Caraco Pharmaceutical Laboratories, Ltd.*+	72,600	434,874
	China Pharma Holdings, Inc.*+	91,000	303,940
	Columbia Laboratories, Inc.*+	254,300	272,101
	Cypress Bioscience, Inc.*	65,400	320,460
	Durect Corp.*	164,400	494,844
	Hi-Tech Pharmacal Co., Inc.*+	65,900	1,459,026
	ISTA Pharmaceuticals, Inc.*	200,800	817,256
	Javelin Pharmaceuticals, Inc.*+	248,600	320,694
	KV Pharmaceutical Co., Class A*+	182,125	320,540
	MDRNA, Inc.*+	142,500	156,750
	Penwest Pharmaceuticals Co.*+	120,110	414,379
	Pozen, Inc.*	57,500	550,850
	Santarus, Inc.*+	100,972	543,229
	SuperGen, Inc.*	168,600	539,520

16	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Pharmaceuticals (continued)
	Tianyin Pharmaceutical Co., Inc.	90,900	$333,603

			8,465,141

	Professional Services - 1.17%
	Barrett Business Services, Inc.	31,600	428,496
	Diamond Management & Technology Consultants, Inc.	87,200	684,520
	GP Strategies Corp.*	76,500	639,540
	Hill International, Inc.*	75,000	437,250
	LECG Corp.*	141,800	422,564
	On Assignment, Inc.*	89,800	640,274
	RCM Technologies, Inc.*+	62,259	196,116
	Volt Information Sciences, Inc.*	35,200	359,392
	VSE Corp.	13,300	547,428

			4,355,580

	Real Estate Management & Development - 0.88%
	China Housing & Land Development, Inc.*+	223,400	848,920
	Consolidated-Tomoka Land Co.+	43,800	1,380,138
	Grubb & Ellis Co.*	241,500	531,300
	Stratus Properties, Inc.*	32,300	319,447
	Thomas Properties Group, Inc.	61,200	203,796

			3,283,601

	Semiconductors & Semiconductor Equipment - 4.25%
	Advanced Analogic Technologies, Inc.*	200,000	698,000
	Amtech Systems, Inc.*	80,046	807,664
	Anadigics, Inc.*+	255,258	1,240,554
	AuthenTec, Inc.*	533,200	1,146,380
	CEVA, Inc.*	186,900	2,179,254
	FSI International, Inc.*	114,600	443,502
	GSI Technology, Inc.*	201,417	938,603
	Integrated Silicon Solution, Inc.*	297,741	3,141,168
	Kopin Corp.*	290,443	1,074,639
	MEMSIC, Inc.*+	97,300	310,387
	Microtune, Inc.*	176,045	480,603
	Photronics, Inc.*+	309,770	1,576,729
	Rudolph Technologies, Inc.*	100,600	862,142
	Virage Logic Corp.*	117,600	924,336

			15,823,961

	Software - 1.90%
	Actuate Corp.*	326,030	1,822,508
	American Software, Inc., Class A	60,700	352,667
	China TransInfo Technology Corp.*+	36,000	242,640
	ePlus, Inc.*	19,559	343,260
	Interactive Intelligence, Inc.*	64,700	1,209,243
	Magma Design Automation, Inc.*+	145,500	378,300
	Pervasive Software, Inc.*	92,639	468,753
	Phoenix Technologies, Ltd.*	229,200	738,024
	Sonic Solutions, Inc.*+	104,700	981,039
	SRS Labs, Inc.*	54,400	540,736

			7,077,170

	Specialty Retail - 2.53%
	America’s Car-Mart, Inc.*+	154,500	3,726,540
	Books-A-Million, Inc.	49,800	360,552
	Hot Topic, Inc.*	375,258	2,439,177
	Kirkland’s, Inc.*	48,400	1,016,400
	MarineMax, Inc.*	65,100	700,476
	Midas, Inc.*+	34,600	390,288
	Select Comfort Corp.*+	33,939	270,494
	Shoe Carnival, Inc.*	22,400	512,064

			9,415,991
	Textiles, Apparel & Luxury Goods - 1.37%
	Alpha PRO Tech, Ltd.*+	175,000	411,250
	Cherokee, Inc.+	35,800	644,400
	Culp, Inc.*	109,016	1,307,102
	Ever-Glory International Group, Inc.*	33,389	94,491
	Hallwood Group, Inc.*	9,100	370,734
	Kenneth Cole Productions, Inc., Class A*	33,600	430,416
	LaCrosse Footwear, Inc.	21,829	335,075
	Perry Ellis International, Inc.*	40,100	908,265
	RG Barry Corp.	39,600	403,920
	Rocky Brands, Inc.*	21,100	201,294

			5,106,947

	Thrifts & Mortgage Finance - 5.25%
	Abington Bancorp, Inc.	72,200	570,380
	Arlington Asset Investment Corp., Class A	38,700	689,634
	BankAtlantic Bancorp, Inc., Class A*	350,141	619,750
	BankFinancial Corp.	79,700	730,849
	Beacon Federal Bancorp, Inc.	35,800	308,596
	Bofl Holding, Inc.*+	31,300	436,009

www.bridgeway.com	17

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Brooklyn Federal Bancorp, Inc.+		38,900	$326,760
Citizens Community Bancorp, Inc.		90,400	357,984
Clifton Savings Bancorp, Inc.		127,300	1,180,071
ESB Financial Corp.+		25,500	328,695
ESSA Bancorp, Inc.		99,884	1,252,545
Federal Agricultural Mortgage Corp., Class C+		134,300	1,521,619
Fidelity Bancorp, Inc.		47,512	232,809
First Financial Northwest, Inc.+		76,632	523,397
First Pactrust Bancorp, Inc.		53,800	418,026
First Place Financial Corp.		59,707	238,231
Fox Chase Bancorp, Inc.*		33,700	364,297
Guaranty Federal Bancshares, Inc.*		62,556	331,547
HMN Financial, Inc.*		36,213	199,171
Home Federal Bancorp, Inc.		30,600	444,006
Legacy Bancorp, Inc.		34,000	322,660
Louisiana Bancorp, Inc.*		18,000	261,180
LSB Corp.+		76,350	946,740
Meridian Interstate Bancorp, Inc.*		39,200	407,680
New Hampshire Thrift Bancshares, Inc.		18,100	186,973
Ocean Shore Holding Co.		32,100	343,470
OceanFirst Financial Corp.		29,200	331,712
Provident Financial Holdings, Inc.		101,300	352,524
Prudential Bancorp, Inc. of Pennsylvania+		27,200	229,568
Pulaski Financial Corp.		84,496	566,123
Rockville Financial, Inc.		72,630	885,360
Rome Bancorp, Inc.		36,219	299,169
Teche Holding Co.		30,100	990,290
United Community Financial Corp.*		130,000	196,300
United Financial Bancorp, Inc.		86,641	1,211,241
United Western Bancorp, Inc.		102,800	157,284
WSB Holdings, Inc.		95,850	304,803
WSFS Financial Corp.		12,200	475,800

			19,543,253

Trading Companies & Distributors - 0.22%
DXP Enterprises, Inc.*		27,800	355,006
Willis Lease Finance Corp.*		29,700	468,666

			823,672

Water Utilities - 0.30%
Artesian Resources Corp., Class A		10,500	185,430
York Water Co.		68,550	942,563

			1,127,993

Wireless Telecommunication Services - 0.55%
FiberTower Corp.*		31,159	144,889
USA Mobility, Inc.*		151,200	1,915,704

			2,060,593

TOTAL COMMON STOCKS - 96.78%			360,635,112

(Cost $277,652,144)

EXCHANGE TRADED FUND - 2.42%
iShares Russell Microcap Index Fund+		210,000	9,015,300

TOTAL EXCHANGE TRADED FUND -		2.42%	9,015,300

(Cost $7,397,346)

	Rate^

MONEY MARKET FUND - 0.71%
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.14%	2,639,459	2,639,459

TOTAL MONEY MARKET FUND - 0.71%			2,639,459

(Cost $2,639,459)

TOTAL INVESTMENTS - 99.91%			$372,289,871
(Cost $287,688,949)
Other Assets in Excess of Liabilities - 0.09%			351,482

NET ASSETS - 100.00%			$372,641,353

*	Non-Income Producing Security
^	Rate disclosed as of March 31, 2010
+	This security or a portion of the security is out on loan at March 31, 2010. Total loaned securities had a market value of $73,404,262 at March 31, 2010.

See Notes to Schedules of Investments.

18	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Micro-Cap Limited Fund
SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS - 99.42%
	Auto Components - 0.93%
	China Automotive Systems, Inc.*+	9,500	$219,545

	Beverages - 1.70%
	Boston Beer Co., Inc., Class A*+	7,700	402,402

	Building Products - 0.52%
	Quanex Building Products Corp.	7,500	123,975

	Capital Markets - 1.92%
	BlackRock Kelso Capital Corp.	16,300	162,348
	Broadpoint Gleacher Securities, Inc.*	35,200	140,800
	Prospect Capital Corp.+	12,500	151,875

			455,023

	Chemicals - 4.07%
	Hawkins, Inc.+	11,300	273,460
	Omnova Solutions, Inc.*	57,800	453,730
	Stepan Co.	4,200	234,738

			961,928

	Commercial Banks - 6.37%
	Cardinal Financial Corp.	25,900	276,612
	Danvers Bancorp, Inc.+	19,600	271,068
	Independent Bank Corp.+	6,000	147,960
	Oriental Financial Group, Inc.+	21,100	284,850
	Southside Bancshares, Inc.	13,795	297,558
	Texas Capital Bancshares, Inc.*	12,000	227,880

			1,505,928

	Commercial Services & Supplies - 5.97%
	APAC Customer Services, Inc.*	67,900	390,425
	M&F Worldwide Corp.*	4,200	128,520
	Protection One, Inc.*	37,300	426,712
	RINO International Corp.*+	11,600	275,268
	Schawk, Inc.	10,600	192,178

			1,413,103

	Communications Equipment - 0.89%
	DIGI International, Inc.*	19,700	209,608

	Computers & Peripherals - 1.20%
	Adaptec, Inc.*	86,900	284,163

	Consumer Finance - 2.16%
	Advance America Cash
	Advance Centers, Inc.	36,900	214,758
	World Acceptance Corp.*	8,200	295,856

			510,614

	Containers & Packaging - 0.69%
	Boise, Inc.*	26,700	163,671

	Diversified Consumer Services - 2.03%
	Lincoln Educational Services Corp.*+	12,667	320,475
	Universal Technical Institute, Inc.*+	7,000	159,740

			480,215

	Diversified Financial Services - 0.54%
	Encore Capital Group, Inc.*+	7,700	126,665

	Diversified Telecommunication Services - 2.25%
	City Telecom (H.K.), Ltd.-ADR+	14,400	231,408
	Vonage Holdings Corp.*	223,500	301,725

			533,133

	Electrical Equipment - 2.75%
	Harbin Electric, Inc.*+	17,000	367,030
	Powell Industries, Inc.*	8,700	283,011

			650,041

	Electronic Equipment, Instruments & Components - 4.70%
	Electro Rent Corp.	12,800	168,064
	Insight Enterprises, Inc.*	19,900	285,764
	Power-One, Inc.*+	61,500	259,530
	Sanmina-SCI Corp.*	24,200	399,300

			1,112,658

	Food Products - 0.67%
	American Italian Pasta Co., Class A*+	4,100	159,367

	Health Care Equipment & Supplies - 4.06%
	Cantel Medical Corp.	18,000	357,300
	Invacare Corp.+	5,400	143,316
	Micrus Endovascular Corp.*	15,700	309,604
	Quidel Corp.*+	10,400	151,216

			961,436

	Health Care Providers & Services - 4.05%
	Corvel Corp.*+	5,000	178,750
	Gentiva Health Services, Inc.*	5,500	155,540
	Odyssey HealthCare, Inc.*	24,200	438,262

www.bridgeway.com	19

Bridgeway Micro-Cap Limited Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Health Care Providers & Services (continued)
	Sunrise Senior Living, Inc.*	36,400	$186,368

			958,920

	Health Care Technology - 0.78%
	MedQuist, Inc.+	23,500	183,535

	Hotels, Restaurants & Leisure - 0.49%
	DineEquity, Inc.*+	2,900	114,637

	Household Durables - 4.91%
	American Greetings Corp., Class A+	9,200	191,728
	La-Z-Boy, Inc.*+	64,000	802,560
	National Presto Industries, Inc.+	1,400	166,474

			1,160,762

	Industrial Conglomerates - 1.23%
	Standex International Corp.	11,300	291,201

	Insurance - 8.41%
	American Equity Investment Life Holding Co.	22,700	241,755
	American Physicians Capital, Inc.+	5,500	175,725
	Baldwin & Lyons, Inc., Class B	11,100	267,399
	Employers Holdings, Inc.	10,100	149,985
	FBL Financial Group, Inc., Class A+	7,200	176,256
	Infinity Property & Casualty Corp.	4,700	213,568
	Kansas City Life Insurance Co.+	5,500	173,690
	The Phoenix Cos., Inc.*	55,200	133,584
	Safety Insurance Group, Inc.+	5,000	188,350
	United America Indemnity Ltd., Class A*	28,100	268,917

			1,989,229

	Internet Software & Services - 3.44%
	InfoSpace, Inc.*	33,200	366,860
	Internet Brands, Inc., Class A*+	32,400	298,728
	Marchex, Inc., Class B	29,000	148,190

			813,778

	IT Services - 0.49%
	China Information Security Technology, Inc.*	23,000	116,150

	Machinery - 2.47%
	China Yuchai International, Ltd.	15,900	279,045
	Force Protection, Inc.*	26,100	157,122
	The Gorman-Rupp Co.+	5,800	147,552

			583,719

	Marine - 0.73%
	International Shipholding Corp.	5,900	173,401

	Media - 1.69%
	Entravision Communications Corp., Class A*	59,900	165,324
	The McClatchy Co., Class A*+	47,800	234,698

			400,022

	Oil, Gas & Consumable Fuels - 2.56%
	Gulfport Energy Corp.*	13,600	152,864
	Vanguard Natural Resources LLC+	18,800	451,764

			604,628

	Paper & Forest Products - 0.94%
	KapStone Paper and Packaging Corp.*	18,700	221,969

	Personal Products - 1.07%
	Medifast, Inc.*+	4,300	108,059
	Schiff Nutrition International, Inc.*+	17,700	144,786

			252,845

	Pharmaceuticals - 2.34%
	Hi-Tech Pharmacal Co., Inc.*+	10,900	241,326
	Par Pharmaceutical Cos., Inc.*	12,600	312,480

			553,806
	Real Estate Investment Trusts (REITs) - 1.68%
	Agree Realty Corp.	6,900	157,734
	Medical Properties Trust, Inc.	22,800	238,944

			396,678

	Real Estate Management & Development - 0.58%
	IRSA Inversiones y Representaciones SA - Sponsored ADR+	12,800	138,240

20	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Micro-Cap Limited Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment - 7.52%
	CEVA, Inc.*	28,100	$327,646
	Cirrus Logic, Inc.*+	38,000	318,820
	Cohu, Inc.+	15,900	218,943
	Kopin Corp.*	48,500	179,450
	Lattice Semiconductor Corp.*	96,500	354,155
	Tower Semiconductor Ltd.*+	106,000	178,080
	Zoran Corp.*	18,800	202,288

			1,779,382

	Software - 3.13%
	Renaissance Learning, Inc.	12,700	206,121
	Sourcefire, Inc.*	6,400	146,880
	VanceInfo Technologies, Inc.-ADR*+	5,400	120,366
	Wave Systems Corp., Class A*+	67,000	268,000

			741,367

	Specialty Retail - 6.46%
	America’s Car-Mart, Inc.*+	5,900	142,308
	Kirkland’s, Inc.*+	16,700	350,700
	Lumber Liquidators Holdings, Inc.*+	5,800	154,686
	Pier 1 Imports, Inc.*+	94,600	602,602
	Select Comfort Corp.*+	34,800	277,356

			1,527,652

	Textiles, Apparel & Luxury Goods - 0.57%
	Unifi, Inc.*	37,000	134,680

	Thrifts & Mortgage Finance - 0.46%
	United Financial Bancorp, Inc.	7,700	107,646

	TOTAL COMMON STOCKS - 99.42%		23,517,722

	(Cost $18,600,821)
	TOTAL INVESTMENTS - 99.42%		$23,517,722

	(Cost $18,600,821)
	Other Assets in Excess of Liabilities - 0.58%		138,071

	NET ASSETS - 100.00%		$23,655,793

*	Non-Income Producing Security
+	This security or a portion of the security is out on loan at March 31, 2010. Total loaned securities had a market value of $8,616,918 at March 31, 2010.

ADR - American Depositary Receipt

LLC - Limited Liability Co.

Ltd - Limited

See Notes to Schedules of Investments.

www.bridgeway.com	21

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS - 98.94%
	Auto Components - 1.62%
	Fuel Systems Solutions, Inc.*+	33,700	$1,077,052

	Beverages - 1.16%
	Boston Beer Co., Inc., Class A*	14,700	768,222

	Biotechnology - 1.25%
	Cubist Pharmaceuticals, Inc.*+	29,500	664,930
	Keryx Biopharmaceuticals, Inc.*	59,200	162,208

			827,138

	Building Products - 0.48%
	Quanex Building Products Corp.	19,435	321,261

	Capital Markets - 2.01%
	Broadpoint Gleacher Securities, Inc.*	194,000	776,000
	Triangle Capital Corp.	39,837	559,311

			1,335,311

	Chemicals - 3.79%
	KMG Chemicals, Inc.#	40,700	715,506
	NewMarket Corp.+	17,500	1,802,325

			2,517,831

	Commercial Banks - 2.25%
	Nara Bancorp, Inc.*	26,466	231,842
	Southside Bancshares, Inc.	58,435	1,260,443

			1,492,285

	Commercial Services & Supplies - 2.69%
	APAC Customer Services, Inc.*	175,100	1,006,825
	EnerNOC, Inc.*+	20,000	593,600
	Standard Parking Corp.*	11,223	184,282

			1,784,707

	Communications Equipment - 1.48%
	Telestone Technologies Corp.*+	56,200	983,500

	Computers & Peripherals - 0.45%
	Super Micro Computer, Inc.*	17,405	300,758

	Diversified Consumer Services - 3.66%
	Corinthian Colleges, Inc.*+	88,200	1,551,438
	Lincoln Educational Services Corp.*	34,800	880,440

			2,431,878

	Electrical Equipment - 1.89%
	American Superconductor Corp.*+	43,500	1,257,150

	Electronic Equipment, Instruments & Components - 3.44%
	Checkpoint Systems, Inc.*	29,900	661,388
	Sanmina-SCI Corp.*	98,400	1,623,600

			2,284,988

	Energy Equipment & Services - 1.68%
	Dril-Quip, Inc.*+	18,300	1,113,372

	Food Products - 4.41%
	American Italian Pasta Co., Class A*+	23,700	921,219
	Green Mountain Coffee Roasters, Inc.*+	12,350	1,195,727
	Lancaster Colony Corp.+	13,725	809,226

			2,926,172

	Health Care Equipment & Supplies - 11.33%
	Align Technology, Inc.*	95,900	1,854,706
	American Medical Systems Holdings, Inc.*+	68,200	1,267,156
	Cantel Medical Corp.	41,900	831,715
	Cyberonics, Inc.*	53,600	1,026,976
	Invacare Corp.+	36,500	968,710
	Sirona Dental Systems, Inc.*+	41,300	1,570,639

			7,519,902

	Health Care Providers & Services - 10.85%
	Almost Family, Inc.*	54,200	2,042,798
	Amedisys, Inc.*+	14,000	773,080
	BioScrip, Inc.*	82,200	655,956
	Corvel Corp.*	15,700	561,275
	Emergency Medical Services Corp., Class A*	21,100	1,193,205
	Odyssey HealthCare, Inc.*	65,300	1,182,583
	Providence Service Corp.*	52,100	791,399

			7,200,296

	Hotels, Restaurants & Leisure - 2.56%
	Peet’s Coffee & Tea, Inc.*+	26,400	1,046,760
	Texas Roadhouse, Inc.*+	47,033	653,288

			1,700,048

	Internet & Catalog Retail - 2.23%
	priceline.com, Inc.*+	5,800	1,479,000

	Internet Software & Services - 1.48%
	Equinix, Inc.*+	10,100	983,134

22	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	IT Services - 7.56%
	Cognizant Technology Solutions Corp., Class A*	22,180	$1,130,736
	CSG Systems International, Inc.*+	52,900	1,108,784
	Lionbridge Technologies, Inc.*	39,819	144,543
	Sapient Corp.	115,300	1,053,842
	Unisys Corp.*+	45,300	1,580,517

			5,018,422

	Media - 2.58%
	Cinemark Holdings, Inc.	78,000	1,430,520
	RCN Corp.*	18,700	281,996

			1,712,516

	Multiline Retail - 2.39%
	99 Cents Only Stores*	97,400	1,587,620

	Paper & Forest Products - 0.84%
	Orient Paper, Inc.*+	66,400	554,440

	Personal Products - 1.61%
	NBTY, Inc.*	22,300	1,069,954

	Pharmaceuticals - 2.33%
	Medicis Pharmaceutical Corp., Class A	61,600	1,549,856

	Professional Services - 2.33%
	VSE Corp.	37,544	1,545,311

	Semiconductors & Semiconductor Equipment - 4.89%
	CEVA, Inc.*	56,400	657,624
	Cirrus Logic, Inc.*	89,700	752,583
	Integrated Silicon Solution, Inc.*	108,500	1,144,675
	Ultra Clean Holdings, Inc.*	81,000	690,120

			3,245,002

	Software - 2.94%
	Informatica Corp.*+	72,600	1,950,036

	Specialty Retail - 8.94%
	Destination Maternity Corp.*	31,600	810,856
	Jo-Ann Stores, Inc.*+	40,700	1,708,586
	JOS A Bank Clothiers, Inc.*+	23,300	1,273,345
	Kirkland’s, Inc.*	43,800	919,800
	MarineMax, Inc.*	42,535	457,677
	Tractor Supply Co.+	13,200	766,260

			5,936,524

	Textiles, Apparel & Luxury Goods - 1.82%
	Culp, Inc.*	101,000	1,210,990

	TOTAL COMMON STOCKS - 98.94%		65,684,676

	(Cost $52,073,210)

	Rate^
MONEY MARKET FUND - 0.73%
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.14%	486,403	486,403

TOTAL MONEY MARKET FUND - 0.73%			486,403

(Cost $486,403)

TOTAL INVESTMENTS - 99.67%			$66,171,079
(Cost $52,559,613)
Other Assets in Excess of Liabilities - 0.33%			217,751

NET ASSETS - 100.00%			$66,388,830

*	Non-Income Producing Security
#	Securities or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $662,766.
^	Rate disclosed as of March 31, 2010
+	This security or a portion of the security is out on loan at March 31, 2010. Total loaned securities had a market value of $24,186,958 at March 31, 2010.

See Notes to Schedules of Investments.

www.bridgeway.com	23

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS - 99.45%
	Capital Markets - 2.77%
	Evercore Partners, Inc., Class A+	63,500	$1,905,000
	Prospect Capital Corp.+	138,800	1,686,420

			3,591,420

	Commercial Banks - 1.57%
	Alliance Financial Corp.	27,500	810,700
	Bancorp, Inc.*	138,300	1,230,870

			2,041,570

	Commercial Services & Supplies - 1.30%
	M&F Worldwide Corp.*	55,200	1,689,120

	Communications Equipment - 0.66%
	UTStarcom, Inc.*+	305,800	853,182

	Construction & Engineering - 1.44%
	EMCOR Group, Inc.*	75,700	1,864,491

	Consumer Finance - 7.26%
	AmeriCredit Corp.*+	96,900	2,302,344
	Dollar Financial Corp.*+	81,700	1,965,702
	Nelnet, Inc., Class A	138,700	2,574,272
	World Acceptance Corp.*+	71,400	2,576,112

			9,418,430

	Diversified Telecommunication Services - 1.89%
	Vonage Holdings Corp.*	1,812,000	2,446,200

	Electrical Equipment - 3.92%
	Polypore International, Inc.*+	216,900	3,787,074
	PowerSecure International, Inc.*+	165,100	1,300,988

			5,088,062

	Electronic Equipment, Instruments & Components - 5.08%
	Agilysys, Inc.*+	173,188	1,934,510
	Multi-Fineline Electronix, Inc.*	50,700	1,306,032
	Sanmina-SCI Corp.*	202,900	3,347,850

			6,588,392

	Food Products - 1.17%
	Seneca Foods Corp., Class A*	52,000	1,514,240

	Health Care Equipment & Supplies - 3.60%
	ev3, Inc.*+	294,500	4,670,770

	Health Care Providers & Services - 4.08%
	Gentiva Health Services, Inc.*	69,300	1,959,804
	HealthSpring, Inc.*	189,500	3,335,200

			5,295,004

	Hotels, Restaurants & Leisure - 5.75%
	Bob Evans Farms, Inc.	71,800	2,219,338
	Carrols Restaurant Group, Inc.*	234,400	1,593,920
	The Steak N Shake Co.*+	5,965	2,274,276
	Universal Travel Group*	138,400	1,371,544

			7,459,078

	Household Durables - 3.98%
	American Greetings Corp., Class A+	115,700	2,411,188
	La-Z-Boy, Inc.*+	219,200	2,748,768

			5,159,956

	Insurance - 8.68%
	American Physicians Capital, Inc.	44,533	1,422,829
	Amerisafe, Inc.*	185,247	3,032,494
	AmTrust Financial Services, Inc.+	113,600	1,584,720
	Meadowbrook Insurance Group, Inc.	239,800	1,894,420
	NYMAGIC, Inc.	41,300	876,799
	Unitrin, Inc.	87,600	2,457,180

			11,268,442

	Internet Software & Services - 2.03%
	EarthLink, Inc.+	149,800	1,279,292
	United Online, Inc.+	181,096	1,354,598

			2,633,890

	IT Services - 3.39%
	Acxiom Corp.*	68,400	1,227,096
	Unisys Corp.*+	90,900	3,171,501

			4,398,597

	Machinery - 1.07%
	Briggs & Stratton Corp.+	71,500	1,394,250

	Marine - 1.61%
	International Shipholding Corp.	70,900	2,083,751

	Media - 4.42%
	Cinemark Holdings, Inc.	199,300	3,655,162

24	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Media (continued)
	Valassis Communications, Inc.*	74,800	$2,081,684

			5,736,846

	Metals & Mining - 0.52%
	US Gold Corp.*	249,100	672,570

	Multiline Retail - 0.54%
	Big Lots, Inc.*+	19,300	702,906

	Multi-Utilities - 1.34%
	NorthWestern Corp.	64,700	1,734,607

	Oil, Gas & Consumable Fuels - 5.93%
	Callon Petroleum Co.*	119,600	641,056
	Crosstex Energy, Inc.*+	261,400	2,271,566
	Rosetta Resources, Inc.*+	63,000	1,483,650
	Vanguard Natural Resources LLC+	137,400	3,301,722

			7,697,994

	Pharmaceuticals - 3.94%
	Hi-Tech Pharmacal Co. Inc*	41,100	909,954
	Medicis Pharmaceutical Corp., Class A	82,200	2,068,152
	Par Pharmaceutical Cos., Inc.*	85,900	2,130,320

			5,108,426

	Real Estate Investment Trusts (REITs) - 4.32%
	BioMed Realty Trust, Inc.+	130,400	2,156,816
	Kilroy Realty Corp.+	39,000	1,202,760
	Weingarten Realty Investors+	104,240	2,247,414

			5,606,990

	Semiconductors & Semiconductor Equipment - 2.97%
	CEVA, Inc.*	116,800	1,361,888
	Integrated Silicon Solution, Inc.*	236,300	2,492,965

			3,854,853

	Software - 0.56%
	Wave Systems Corp., Class A*	181,102	724,408

	Specialty Retail - 7.33%
	Jo-Ann Stores, Inc.*+	85,100	3,572,498
	Kirkland’s, Inc.*	80,900	1,698,900
	MarineMax, Inc.*	23,600	253,936
	Select Comfort Corp.*+	323,500	2,578,295
	West Marine, Inc.*+	129,400	1,403,990

			9,507,619

	Textiles, Apparel & Luxury Goods - 3.45%
	Joe’s Jeans, Inc.*	319,200	839,496
	UniFirst Corp.	70,700	3,641,050

			4,480,546

	Thrifts & Mortgage Finance - 2.88%
	Beneficial Mutual Bancorp, Inc.*	192,200	1,822,056
	Meridian Interstate Bancorp, Inc.*	81,300	845,520
	Radian Group, Inc.+	68,200	1,066,648

			3,734,224

	TOTAL COMMON STOCKS - 99.45%		129,020,834

	(Cost $100,794,217)

	TOTAL INVESTMENTS - 99.45%		$129,020,834
	(Cost $100,794,217)
	Other Assets in Excess of Liabilities - 0.55%		718,150

	NET ASSETS - 100.00%		$129,738,984

*	Non-Income Producing Security
+	This security or a portion of the security is out on loan at March 31, 2010. Total loaned securities had a market value of $47,498,998 at March 31, 2010.

LLC- Limited Liability Co.

See Notes to Schedules of Investments.

www.bridgeway.com	25

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS - 99.54%
	Aerospace & Defense - 2.56%
	Rockwell Collins, Inc.+	29,800	$1,865,182

	Auto Components - 2.33%
	TRW Automotive Holdings Corp.*	59,400	1,697,652

	Beverages - 0.94%
	Coca-Cola Co.	12,500	687,500

	Biotechnology - 6.24%
	Amgen, Inc.*	11,300	675,288
	Biogen Idec, Inc.*+	28,200	1,617,552
	Gilead Sciences, Inc.*	37,740	1,716,415
	Myriad Genetics, Inc.*	22,100	531,505

			4,540,760

	Capital Markets - 1.68%
	Franklin Resources, Inc.	7,800	865,020
	State Street Corp.	8,000	361,120

			1,226,140

	Chemicals - 2.48%
	The Lubrizol Corp.	10,800	990,576
	Praxair, Inc.+	9,800	813,400

			1,803,976

	Communications Equipment - 5.46%
	Cisco Systems, Inc.*	84,500	2,199,535
	Harris Corp.+	22,100	1,049,529
	Juniper Networks, Inc.*+	23,600	724,048

			3,973,112

	Computers & Peripherals - 9.98%
	Apple, Inc.*	9,700	2,278,821
	Hewlett-Packard Co.	42,200	2,242,930
	International Business Machines Corp.	16,300	2,090,475
	Seagate Technology*+	35,800	653,708

			7,265,934

	Diversified Consumer Services - 1.14%
	ITT Educational Services, Inc.*+	7,400	832,352

	Electrical Equipment - 0.93%
	First Solar, Inc.*+	5,500	674,575

	Energy Equipment & Services - 8.00%
	Cameron International Corp.*	41,800	1,791,548
	Diamond Offshore Drilling, Inc.+	22,900	2,033,749
	FMC Technologies, Inc.*+	30,900	1,997,067

			5,822,364

	Food & Staples Retailing - 2.00%
	CVS Caremark Corp.	20,440	747,287
	Walgreen Co.+	19,000	704,710

			1,451,997

	Food Products - 2.12%
	General Mills, Inc.	10,900	771,611
	Kraft Foods, Inc., Class A	25,400	768,096

			1,539,707

	Health Care Equipment & Supplies -1.95%
	Intuitive Surgical, Inc.*	3,500	1,218,455
	Medtronic, Inc.	4,400	198,132

			1,416,587

	Health Care Providers & Services - 3.66%
	Express Scripts, Inc.*	14,400	1,465,344
	Medco Health Solutions, Inc.*+	18,600	1,200,816

			2,666,160

	Hotels, Restaurants & Leisure - 1.02%
	Starbucks Corp.*+	30,600	742,662

	Household Products - 0.99%
	Procter & Gamble Co.	11,400	721,278

	Insurance - 1.26%
	Aflac, Inc.	16,900	917,501

	Internet & Catalog Retail - 6.35%
	Amazon.com, Inc.*+	17,400	2,361,702
	Expedia, Inc.+	31,400	783,744
	priceline.com, Inc.*+	5,800	1,479,000

			4,624,446
	Internet Software & Services - 4.25%
	Equinix, Inc.*+	10,200	992,868
	Google, Inc., Class A*	3,700	2,097,937

			3,090,805
	IT Services - 3.22%
	Cognizant Technology Solutions Corp., Class A*	22,000	1,121,560
	Mastercard, Inc., Class A+	4,800	1,219,200

			2,340,760

26	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Leisure Equipment & Products - 2.05%
	Hasbro, Inc.+	39,000	$1,492,920

	Media - 0.86%
	Comcast Corp., Class A+	33,100	622,942

	Multiline Retail - 1.16%
	Family Dollar Stores, Inc.+	23,100	845,691

	Oil, Gas & Consumable Fuels - 2.29%
	Exxon Mobil Corp.+	10,500	703,290
	Southwestern Energy Co.*	23,700	965,064

			1,668,354

	Personal Products - 2.71%
	The Estee Lauder Cos., Inc., Class A+	30,400	1,972,048

	Pharmaceuticals - 5.92%
	Bristol-Myers Squibb Co.+	36,653	978,635
	Johnson & Johnson	27,300	1,779,960
	Merck & Co., Inc.	41,400	1,546,290

			4,304,885

	Road & Rail - 1.66%
	Union Pacific Corp.	16,500	1,209,450

	Semiconductors & Semiconductor Equipment - 4.07%
	Intel Corp.	54,200	1,206,492
	Micron Technology, Inc.*+	169,100	1,756,949

			2,963,441

	Software - 3.04%
	CA, Inc.	35,000	821,450
	Microsoft Corp.	36,800	1,077,136
	Oracle Corp.	12,200	313,418

			2,212,004

	Specialty Retail - 3.68%
	Best Buy Co., Inc.+	11,700	497,718
	Ross Stores, Inc.+	16,200	866,214
	The TJX Cos., Inc.	30,900	1,313,868

			2,677,800

	Thrifts & Mortgage Finance - 2.13%
	Hudson City Bancorp, Inc.+	109,700	1,553,352

	Trading Companies & Distributors - 1.41%
	WW Grainger, Inc.+	9,500	1,027,140

	TOTAL COMMON STOCKS - 99.54%		72,451,477

	(Cost $60,240,531)

	TOTAL INVESTMENTS - 99.54%		$72,451,477

	(Cost $60,240,531)
	Other Assets in Excess of Liabilities - 0.46%		331,784

	NET ASSETS - 100.00%		$72,783,261

*	Non-Income Producing Security
+	This security or a portion of the security is out on loan at March 31, 2010. Total loaned securities had a market value of $25,352,230 at March 31, 2010.

See Notes to Schedules of Investments.

www.bridgeway.com	27

Bridgeway Large-Cap Value Fund
SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS - 99.78%
	Aerospace & Defense - 5.44%
	L-3 Communications Holdings, Inc.	4,300	$394,009
	Northrop Grumman Corp.	6,100	399,977
	Raytheon Co.	14,400	822,528

			1,616,514

	Airlines - 1.67%
	Southwest Airlines Co.	37,500	495,750

	Auto Components - 2.41%
	TRW Automotive Holdings Corp.*	25,000	714,500

	Automobiles - 2.51%
	Ford Motor Co.*+	59,400	746,658

	Capital Markets - 5.45%
	BlackRock, Inc.	1,800	391,968
	Franklin Resources, Inc.+	2,900	321,610
	Goldman Sachs Group, Inc.	3,100	528,953
	State Street Corp.	8,300	374,662

			1,617,193

	Chemicals - 2.94%
	E.I. du Pont de Nemours & Co.	12,600	469,224
	The Lubrizol Corp.	4,400	403,568

			872,792

	Commercial Banks - 2.69%
	Wells Fargo & Co.	25,700	799,784

	Computers & Peripherals - 3.99%
	Hewlett-Packard Co.	12,000	637,800
	Western Digital Corp.*	14,000	545,860

			1,183,660

	Consumer Finance - 2.70%
	American Express Co.+	19,400	800,444

	Diversified Financial Services - 1.08%
	NYSE Euronext	10,800	319,788

	Diversified Telecommunication Services - 6.71%
	AT&T, Inc.	33,449	864,322
	CenturyTel, Inc.+	9,300	329,778
	Verizon Communications, Inc.	25,730	798,145

			1,992,245

	Electric Utilities - 3.61%
	American Electric Power Co., Inc.	21,900	748,542
	Southern Co.+	9,750	323,310

			1,071,852

	Electronic Equipment, Instruments & Components - 0.99%
	Tech Data Corp.*	7,000	293,300

	Energy Equipment & Services - 3.54%
	National Oilwell Varco, Inc.	8,500	344,930
	Noble Corp.*	16,900	706,758

			1,051,688

	Food & Staples Retailing - 1.41%
	CVS Caremark Corp.	11,480	419,709

	Food Products - 2.06%
	ConAgra Foods, Inc.	15,000	376,050
	Mead Johnson Nutrition Co.	4,500	234,135

			610,185

	Health Care Providers & Services - 4.20%
	AmerisourceBergen Corp.	15,800	456,936
	CIGNA Corp.	4,900	179,242
	McKesson Corp.+	9,300	611,196

			1,247,374

	Insurance - 9.64%
	Aflac, Inc.	10,000	542,900
	Berkshire Hathaway, Inc., Class B*+	9,500	772,065
	Chubb Corp.	8,000	414,800
	Loews Corp.	10,800	402,624
	Prudential Financial, Inc.	7,600	459,800
	The Travelers Cos., Inc.	5,000	269,700

			2,861,889

	Internet Software & Services - 0.16%
	AOL, Inc.*	1,906	48,184

	IT Services - 1.01%
	Computer Sciences Corp.*	5,500	299,695

	Leisure Equipment & Products - 2.11%
	Hasbro, Inc.+	16,400	627,792

	Media - 4.52%
	News Corp., Class A	26,000	374,660
	Time Warner, Inc.+	20,966	655,607
	Washington Post Co., Class B	700	310,926

			1,341,193

28	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels - 6.85%
	Chesapeake Energy Corp.+	22,000	$520,080
	Chevron Corp.	8,414	638,033
	ConocoPhillips	9,100	465,647
	Exxon Mobil Corp.+	6,100	408,578

			2,032,338

	Pharmaceuticals - 5.69%
	Bristol-Myers Squibb Co.+	11,572	308,972
	Merck & Co., Inc.	10,100	377,235
	Pfizer, Inc.	37,800	648,270
	Watson Pharmaceuticals, Inc.*	8,500	355,045

			1,689,522

	Real Estate Investment Trusts (REITs) - 3.56%
	Avalonbay Communities, Inc.	3,900	336,765
	Hcp, Inc.	10,165	335,445
	Ventas, Inc.+	8,100	384,588

			1,056,798

	Road & Rail - 1.46%
	Union Pacific Corp.	5,900	432,470

	Semiconductors & Semiconductor Equipment - 1.97%
	Micron Technology, Inc.*+	56,400	585,996

	Software - 1.10%
	CA, Inc.	13,900	326,233

	Specialty Retail - 5.26%
	CarMax, Inc.*+	20,900	525,008
	The Gap, Inc.+	19,100	441,401
	Home Depot, Inc.	18,400	595,240

			1,561,649

	Textiles, Apparel & Luxury Goods - 1.32%
	Polo Ralph Lauren Corp.+	4,600	391,184

	Thrifts & Mortgage Finance - 1.73%
	New York Community Bancorp, Inc.+	31,000	512,740

	TOTAL COMMON STOCKS - 99.78%		29,621,119

	(Cost $22,422,541)

	TOTAL INVESTMENTS - 99.78%		$29,621,119

	(Cost $22,422,541)
	Other Assets in Excess of Liabilities - 0.22%		65,015

	NET ASSETS - 100.00%		$29,686,134

*	Non-Income Producing Security
+	This security or a portion of the security is out on loan at March 31, 2010. Total loaned securities had a market value of $7,509,316 at March 31, 2010.

See Notes to Schedules of Investments.

www.bridgeway.com	29

Bridgeway Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS - 99.91%
	Aerospace & Defense - 2.74%
	United Technologies Corp.	80,980	$5,960,938

	Air Freight & Logistics - 2.66%
	United Parcel Service, Inc., Class B	89,963	5,794,517

	Beverages - 5.49%
	Coca-Cola Co.	110,057	6,053,135
	PepsiCo, Inc.	89,150	5,898,164

			11,951,299

	Capital Markets - 2.97%
	Goldman Sachs Group, Inc.	37,900	6,466,877

	Chemicals - 2.51%
	Monsanto Co.	76,550	5,467,201

	Commercial Banks - 2.87%
	Wells Fargo & Co.	200,759	6,247,620

	Communications Equipment - 2.71%
	Cisco Systems, Inc.*	226,408	5,893,400

	Computers & Peripherals - 9.34%
	Apple, Inc.*	34,100	8,011,113
	Hewlett-Packard Co.	119,600	6,356,740
	International Business Machines Corp.	46,442	5,956,186

			20,324,039

	Diversified Financial Services - 5.87%
	Bank of America Corp.	359,808	6,422,573
	JPMorgan Chase & Co.	142,095	6,358,751

			12,781,324

	Diversified Telecommunication Services - 4.93%
	AT&T, Inc.	209,425	5,411,542
	Verizon Communications, Inc.	171,289	5,313,385

			10,724,927

	Energy Equipment & Services - 3.01%
	Schlumberger, Ltd.	103,100	6,542,726

	Food & Staples Retailing - 5.37%
	CVS Caremark Corp.	154,900	5,663,144
	Wal-Mart Stores, Inc.	108,419	6,028,096

			11,691,240

	Hotels, Restaurants & Leisure - 2.97%
	McDonald’s Corp.	96,800	6,458,496

	Household Products - 2.62%
	Procter & Gamble Co.	89,926	5,689,618

	Industrial Conglomerates - 5.77%
	3M Co.	82,400	6,886,168
	General Electric Co.	311,343	5,666,443

			12,552,611

	Insurance - 3.30%
	Berkshire Hathaway, Inc., Class B*	88,250	7,172,078

	Internet Software & Services - 2.73%
	Google, Inc., Class A*	10,470	5,936,595

	IT Services - 3.06%
	Visa, Inc., Class A	73,100	6,654,293

	Oil, Gas & Consumable Fuels - 10.12%
	Chevron Corp.	72,395	5,489,713
	ConocoPhillips	106,115	5,429,905
	Exxon Mobil Corp.	81,587	5,464,697
	Occidental Petroleum Corp.	66,600	5,630,364

			22,014,679

	Pharmaceuticals - 10.59%
	Abbott Laboratories	108,400	5,710,512
	Johnson & Johnson	97,152	6,334,310
	Merck & Co., Inc.	148,335	5,540,312
	Pfizer, Inc.	318,544	5,463,030

			23,048,164

	Semiconductors & Semiconductor Equipment - 2.64%
	Intel Corp.	258,343	5,750,715

	Software - 5.64%
	Microsoft Corp.	213,445	6,247,535
	Oracle Corp.	234,113	6,014,363

			12,261,898

	TOTAL COMMON STOCKS - 99.91%		217,385,255

	(Cost $178,561,329)

	TOTAL INVESTMENTS - 99.91%		$217,385,255
	(Cost $178,561,329)
	Other Assets in Excess of Liabilities - 0.09%		202,709

	NET ASSETS - 100.00%		$217,587,964

*	Non-Income Producing Security

Ltd	- Limited

See Notes to Schedules of Investments.

30	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Balanced Fund
SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS - 59.19%
	Aerospace & Defense - 1.54%
	General Dynamics Corp.	1,400	$108,080
	Honeywell International, Inc.	2,900	131,283
	Lockheed Martin Corp.	2,470	205,553
	Northrop Grumman Corp.	1,600	104,912
	United Technologies Corp.	940	69,194

			619,022

	Air Freight & Logistics - 0.28%
	FedEx Corp.+	1,200	112,080

	Auto Components - 0.88%
	Fuel Systems Solutions, Inc.*#	11,000	351,560

	Beverages - 1.08%
	Brown-Forman Corp., Class B+	2,950	175,377
	Coca-Cola Co.	3,500	192,500
	PepsiCo, Inc.	1,000	66,160

			434,037

	Biotechnology - 0.74%
	Gilead Sciences, Inc.*#	6,500	295,620

	Capital Markets - 1.69%
	Ameriprise Financial, Inc.	2,080	94,349
	Bank of New York Mellon Corp.	1,832	56,572
	Charles Schwab Corp.#+	5,000	93,450
	Franklin Resources, Inc.+	300	33,270
	Goldman Sachs Group, Inc.	700	119,441
	Morgan Stanley#	3,000	87,870
	State Street Corp.#	4,300	194,102

			679,054

	Chemicals - 0.77%
	Monsanto Co.#	3,300	235,686
	Sigma-Aldrich Corp.+	1,400	75,124

			310,810

	Commercial Banks - 2.00%
	BB&T Corp.+	2,300	74,497
	Comerica, Inc.	2,600	98,904
	KeyCorp#	9,900	76,725
	Marshall & Ilsley Corp.+	8,200	66,010
	US Bancorp#+	5,500	142,340
	Wells Fargo & Co.#	11,071	344,530

			803,006

	Communications Equipment - 0.92%
	Ciena Corp.*#+	5,042	76,840
	Cisco Systems, Inc.*#	10,400	270,712
	Juniper Networks, Inc.*+	700	21,476

			369,028

	Computers & Peripherals - 3.37%
	Apple, Inc.*#	2,500	587,325
	EMC Corp.*#	2,000	36,080
	International Business Machines Corp.	1,000	128,250
	Lexmark International, Inc., Class A*+	1,500	54,120
	Seagate Technology*#	20,000	365,200
	Teradata Corp.#	6,200	179,118

			1,350,093

	Construction & Engineering - 0.13%
	Fluor Corp.#+	1,100	51,161

	Consumer Finance - 0.33%
	Capital One Financial Corp.	3,200	132,512

	Diversified Financial Services - 1.34%
	Bank of America Corp.	10,800	192,780
	Citigroup, Inc.*+	5,100	20,655
	JPMorgan Chase & Co.#	7,200	322,200

			535,635

	Diversified Telecommunication Services - 0.89%
	AT&T, Inc.#	10,400	268,736
	Verizon Communications, Inc.#	2,800	86,856

			355,592

	Electric Utilities - 0.34%
	American Electric Power Co., Inc.	1,600	54,688
	Exelon Corp.	1,100	48,191
	Progress Energy, Inc.#	900	35,424

			138,303

	Electrical Equipment - 0.42%
	American Superconductor Corp.*#	3,900	112,710
	Emerson Electric Co.+	1,100	55,374

			168,084

	Electronic Equipment, Instruments & Components - 0.31%
	Corning, Inc.#	4,500	90,945
	FLIR Systems, Inc.#	1,200	33,840

			124,785

www.bridgeway.com	31

Bridgeway Balanced Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Energy Equipment & Services - 0.64%
	Halliburton Co.#	7,500	$225,975
	National Oilwell Varco, Inc.	800	32,464

			258,439

	Food & Staples Retailing - 1.98%
	Costco Wholesale Corp.+	800	47,768
	CVS Caremark Corp.#	6,900	252,264
	Kroger Co.	1,000	21,660
	Safeway, Inc.#+	4,700	116,842
	Walgreen Co.#+	2,500	92,725
	Wal-Mart Stores, Inc.#+	4,700	261,320

			792,579

	Food Products - 2.21%
	Archer-Daniels-Midland Co.#	20,600	595,340
	General Mills, Inc.	1,200	84,948
	Kraft Foods, Inc., Class A	3,400	102,816
	Mead Johnson Nutrition Co.#	2,016	104,892

			887,996

	Health Care Equipment & Supplies - 1.68%
	Baxter International, Inc.#	4,100	238,620
	Becton Dickinson and Co.+	720	56,686
	CR Bard, Inc.#+	2,600	225,212
	Medtronic, Inc.	1,000	45,030
	Stryker Corp.+	1,860	106,429

			671,977

	Health Care Providers & Services - 1.27%
	Express Scripts, Inc.*	1,100	111,936
	Laboratory Corp. of America Holdings*+	800	60,568
	Medco Health Solutions, Inc.*	3,200	206,592
	Quest Diagnostics, Inc.+	1,500	87,435
	UnitedHealth Group, Inc.+	1,300	42,471

			509,002

	Hotels, Restaurants & Leisure - 0.15%
	McDonald’s Corp.	900	60,048

	Household Durables - 1.17%
	American Greetings Corp., Class A#	22,600	470,984

	Household Products - 1.49%
	Clorox Co.	30	1,924
	Colgate-Palmolive Co.#	3,000	255,780
	Kimberly-Clark Corp.	1,000	62,880
	Procter & Gamble Co.#	4,400	278,388

			598,972

	Independent Power Producers & Energy Traders - 0.30%
	AES Corp.*#	11,100	122,100

	Industrial Conglomerates - 0.86%
	3M Co.#	2,800	233,996
	General Electric Co.	6,000	109,200

			343,196

	Insurance - 4.44%
	Aflac, Inc.	800	43,432
	AON Corp.+	3,500	149,485
	Berkshire Hathaway, Inc., Class B*#	6,000	487,620
	Chubb Corp.	3,500	181,475
	Principal Financial Group, Inc.#+	2,000	58,420
	Progressive Corp.	4,020	76,742
	The Travelers Cos., Inc.#	14,500	782,130

			1,779,304

	Internet & Catalog Retail - 1.05%
	Amazon.com, Inc.*#+	3,100	420,763

	Internet Software & Services - 1.80%
	eBay, Inc.*#	4,500	121,275
	Equinix, Inc.*#	5,000	486,700
	Google, Inc., Class A*	200	113,402

			721,377

	IT Services - 0.54%
	Automatic Data Processing, Inc.#	3,400	151,198
	Paychex, Inc.+	500	15,350
	Western Union Co.#+	3,000	50,880

			217,428

	Leisure Equipment & Products - 0.14%
	Hasbro, Inc.+	1,500	57,420

	Life Sciences Tools & Services - 0.15%
	Thermo Fisher Scientific, Inc.*	1,200	61,728

	Machinery - 1.21%
	Danaher Corp.	1,500	119,865
	Eaton Corp.#	3,200	242,464
	Flowserve Corp.#+	1,100	121,297

			483,626

	Media - 1.55%
	Comcast Corp., Class A+	10,950	206,079
	News Corp., Class A	11,800	170,038
	Omnicom Group, Inc.#+	2,000	77,620

32	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Balanced Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Media (continued)
	Time Warner, Inc.#	5,333	$166,763

			620,500

	Metals & Mining - 0.28%
	Alcoa, Inc.+	1,600	22,784
	United States Steel Corp.+	1,400	88,928

			111,712

	Multiline Retail - 0.90%
	Big Lots, Inc.*+	6,300	229,446
	Sears Holdings Corp.*+	1,200	130,116

			359,562

	Multi-Utilities - 0.81%
	Dominion Resources, Inc.	2,620	107,708
	Public Service Enterprise Group, Inc.	2,600	76,752
	Sempra Energy#	2,800	139,720

			324,180

	Oil, Gas & Consumable Fuels - 7.31%
	Anadarko Petroleum Corp.	2,300	167,509
	Apache Corp.	1,700	172,550
	Chesapeake Energy Corp.#	1,000	23,640
	Chevron Corp.#	13,578	1,029,620
	ConocoPhillips	4,487	229,600
	EOG Resources, Inc.	1,500	139,410
	Exxon Mobil Corp.#+	13,000	870,740
	Occidental Petroleum Corp.	1,800	152,172
	Peabody Energy Corp.	1,200	54,840
	Spectra Energy Corp.+	4,050	91,246

			2,931,327

	Paper & Forest Products - 0.28%
	International Paper Co.	4,500	110,745

	Pharmaceuticals - 2.00%
	Allergan, Inc.#	4,500	293,940
	Bristol-Myers Squibb Co.+	5,579	148,959
	Merck & Co., Inc.	2,800	104,580
	Mylan, Inc.*+	5,500	124,905
	Pfizer, Inc.	7,600	130,340

			802,724

	Professional Services - 0.23%
	Equifax, Inc.+	2,600	93,080

	Road & Rail - 0.51%
	Union Pacific Corp.	2,800	205,240

	Semiconductors & Semiconductor Equipment - 1.56%
	Broadcom Corp., Class A+	4,500	149,310
	Intel Corp.#	10,000	222,600
	Micron Technology, Inc.*#	10,000	103,900
	Texas Instruments, Inc.+	6,070	148,533

			624,343

	Software - 2.22%
	BMC Software, Inc.*	3,920	148,960
	Citrix Systems, Inc.*+	4,300	204,121
	Intuit, Inc.*#+	5,600	192,304
	Microsoft Corp.	4,400	128,788
	Oracle Corp.#	8,360	214,768

			888,941

	Specialty Retail - 2.26%
	AutoZone, Inc.*+	1,200	207,708
	CarMax, Inc.*#	25,000	628,000
	Sherwin-Williams Co.+	600	40,608
	Staples, Inc.+	1,250	29,238

			905,554

	Textiles, Apparel & Luxury Goods - 0.55%
	NIKE, Inc., Class B#+	3,000	220,500

	Thrifts & Mortgage Finance - 0.17%
	Hudson City Bancorp, Inc.	4,800	67,968

	Trading Companies & Distributors - 0.13%
	WW Grainger, Inc.+	500	54,060

	Wireless Telecommunication Services - 0.32%
	American Tower Corp., Class A*#	2,500	106,525
	Sprint Nextel Corp.*	6,000	22,800

			129,325

	TOTAL COMMON STOCKS - 59.19%		23,737,082

	(Cost $19,756,254)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
CORPORATE NOTES - 5.19%
Holding Companies - Diversified - 5.19%
Leucadia National Corp.+ 8/15/2013	7.750%	$2,000,000	2,080,000

TOTAL CORPORATE NOTES - 5.19%			2,080,000

(Cost $2,040,548)

www.bridgeway.com	33

Bridgeway Balanced Fund
SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2010 (Unaudited)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 37.92%
U.S. Treasury Bills - 24.93%
04/01/2010(a)	0.190%	$2,000,000	$2,000,000
04/22/2010(a)	0.170%	3,000,000	2,999,736
05/06/2010(a)	0.100%	3,000,000	2,999,577
07/01/2010(a)	0.200%	2,000,000	1,999,216

			9,998,529

U.S. Treasury Notes - 12.99%
04/15/2010	4.000%	300,000	300,434
10/15/2010	4.250%	500,000	510,762
04/30/2011	4.875%	2,000,000	2,094,376
08/31/2011	4.625%	300,000	316,699
12/31/2011	1.000%	200,000	200,398
04/30/2012	4.500%	300,000	321,375
07/15/2012	1.500%	200,000	201,562
08/15/2012	1.750%	300,000	303,680
11/30/2012	3.375%	300,000	315,773
12/31/2012	3.625%	200,000	211,812
11/15/2013	4.250%	200,000	216,641
02/15/2015	4.000%	200,000	214,125

			5,207,637

TOTAL U.S. GOVERNMENT OBLIGATIONS - 37.92%			15,206,166

(Cost $14,993,587)

TOTAL INVESTMENTS - 102.30%			$41,023,248
(Cost $36,790,389)
Liabilities in Excess of Other Assets - (2.30%)			(922,592)

NET ASSETS - 100.00%			$40,100,656

*	Non-Income Producing Security
#	Security subject to call option written by the Fund.
+	This security or a portion of the security is out on loan at March 31, 2010. Total loaned securities had a market value of $5,548,613 at March 31, 2010.
(a)	Rate represents the effective yield at purchase.

See Notes to Schedules of Investments.

34	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Balanced Fund
SCHEDULE OF OPTIONS WRITTEN

Showing percentage of net assets as of March 31, 2010

Company	Number of Contracts	Value
CALL OPTIONS WRITTEN - (1.08%)
3M Co.
Expiring April, 2010 at $85.00	7	$(371)
AES Corp.
Expiring May, 2010 at $12.50	50	(1,250)
Expiring May, 2010 at $15.00	30	(150)

		(1,400)
Allergan, Inc.
Expiring July, 2010 at $65.00	12	(3,840)
Amazon.com, Inc.
Expiring April, 2010 at $130.00	8	(5,560)
American Greetings Corp.
Expiring April, 2010 at $20.00	21	(2,415)
Expiring April, 2010 at $22.50	155	(1,550)
Expiring May, 2010 at $22.50	50	(3,000)

		(6,965)
American Superconductor Corp.
Expiring April, 2010 at $32.00	39	(1,170)
American Tower corp.
Expiring April, 2010 at $45.00	7	(105)
Apple, Inc.
Expiring April, 2010 at $220.00	9	(14,400)
Expiring May, 2010 at $230.00	8	(10,920)

		(25,320)
Archer-Daniels-Midland Co.
Expiring June, 2010 at $31.00	100	(4,500)
AT&T, Inc.
Expiring April, 2010 at $26.00	50	(750)
Automatic Data Processing, Inc.
Expiring May, 2010 at $43.00	8	(1,720)
Baxter International, Inc.
Expiring August, 2010 at $60.00	10	(1,970)
Berkshire Hathaway, Inc.
Expiring June, 2010 at $90.00	60	(1,800)
CarMax, Inc.
Expiring April, 2010 at $20.00	90	(45,000)
Expiring April, 2010 at $22.50	160	(49,600)

		(94,600)
Charles Schwab Corp.
Expiring June, 2010 at $20.00	25	(1,000)
Chesapeake Corp.
Expiring April, 2010 at $30.00	10	(30)
Chevron Corp.
Expiring June, 2010 at $75.00	85	(23,205)
Ciena Corp.
Expiring April, 2010 at $14.00	50	(7,500)
Cisco Systems, Inc.
Expiring July, 2010 at $27.00	25	(1,975)
Colgate-Polmolive Co,
Expiring May, 2010 at $80.00	15	(8,700)
Corning, Inc.
Expiring May, 2010 at $21.00	12	(648)
CR Bard, Inc.
Expiring April, 2010 at $85.00	13	(2,795)
CVS Caremark Corp.
Expiring May, 2010 at $35.00	30	(7,200)
Eaton Corp.
Expiring April, 2010 at $70.00	8	(5,040)
eBay, Inc.
Expiring July, 2010 at $27.00	20	(3,700)
EMC Corp.
Expiring April, 2010 at $18.00	20	(660)
Equinix, Inc.
Expiring April, 2010 at $95.00	50	(19,000)
Exxon Mobil Corp.
Expiring April, 2010 at $70.00	20	(220)
Expiring July, 2010 at $70.00	65	(8,125)

		(8,345)
FLIR Systems, Inc.
Expiring April, 2010 at $30.00	12	(120)
Flowserve Corp.
Expiring April, 2010 at $110.00	5	(1,100)
Fluor Corp.
Expiring April, 2010 at $50.00	5	(50)
Fuel Systems Solutions, Inc.
Expiring April, 2010 at $30.00	110	(25,300)
Gilead Sciences, Inc.
Expiring August, 2010 at $50.00	15	(1,650)
Halliburton Co.
Expiring April, 2010 at $31.00	20	(880)
Intel Corp.
Expiring April, 2010 at $21.00	25	(3,450)
Intuit, Inc.
Expiring April, 2010 at $30.00	25	(11,250)
JPMorgan Chase & Co.
Expiring June, 2010 at $41.00	34	(16,660)
Keycorp
Expiring June, 2010 at $7.00	50	(5,750)
Mead Johnson Nutrition Co.
Expiring May, 2010 at $50.00	20	(7,000)
Micron Technology, Inc.
Expiring April, 2010 at $9.00	100	(14,800)
Monsanto Co.
Expiring April, 2010 at $85.00	10	(70)
Morgan Stanley
Expiring April, 2010 at $28.00	15	(2,310)
Expiring April, 2010 at $35.00	15	(15)

		(2,325)
NIKE, Inc.
Expiring April, 2010 at $67.50	8	(5,200)

www.bridgeway.com	35

Bridgeway Balanced Fund
SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of March 31, 2010

Company	Number of Contracts	Value
Call Options Written (continued)
Omnicom Group, Inc.
Expiring April, 2010 at $40.00	10	$(250)
Oracle Corp.
Expiring June, 2010 at $24.00	20	(4,360)
Principal Financial Group, Inc.
Expiring April, 2010 at $26.00	10	(3,400)
Procter & Gamble Co.
Expiring April, 2010 at $62.50	20	(2,280)
Progress Energy, Inc.
Expiring April, 2010 at $40.00	9	(135)
Safeway, Inc.
Expiring June, 2010 at $22.50	20	(5,700)
Seagate Technology
Expiring May, 2010 at $20.00	200	(13,000)
Sempra Energy
Expiring July, 2010 at $60.00	12	(60)
State Street Corp.
Expiring May, 2010 at $46.00	20	(3,200)
Teradata Corp.
Expiring April, 2010 at $30.00	16	(480)
Time Warner, Inc.
Expiring April, 2010 at $30.00	25	(3,250)
Travelers Cos., Inc.
Expiring April, 2010 at $50.00	100	(39,600)
Expiring July, 2010 at $55.00	12	(1,980)

		(41,580)
US Bancorp
Expiring June, 2010 at $25.00	14	(2,380)
Verizon Communications, Inc.
Expiring April, 2010 at $32.00	14	(84)
Expiring July, 2010 at $30.00	14	(2,030)

		(2,114)
Walgreen Co.
Expiring July, 2010 at $36.00	10	(2,400)
Wal-Mart Stores, Inc.
Expiring June, 2010 at $57.50	12	(852)
Wells Fargo & Co.
Expiring April, 2010 at $30.00	30	(4,080)
Western Union Co.
Expiring August, 2010 at $17.50	15	(1,500)

TOTAL CALL OPTIONS WRITTEN		(426,495)

(Premiums received $(337,977))

PUT OPTIONS WRITTEN - (0.39%)
American Greetings Corp.
Expiring April, 2010 at $20.00	74	(2,960)
AmerisourceBergen Corp.
Expiring May, 2010 at $25.00	100	(2,000)
Bristol-Myers Squibb Co.
Expiring June, 2010 at $24.00	50	(1,550)
Expiring June, 2010 at $25.00	110	(5,280)

		(6,830)
Campbell Soup Co.
Expiring May, 2010 at $32.50	130	(2,600)
CarMax, Inc.
Expiring April, 2010 at $25.00	90	(7,825)
Chubb Corp.
Expiring April, 2010 at $45.00	10	(50)
Expiring May, 2010 at $50.00	70	(5,600)

		(5,650)
Cinemark Holdings, Inc.
Expiring April, 2010 at $17.50	25	(300)
Estee Lauder Co., Inc.
Expiring April, 2010 at $55.00	80	(800)
General Mills, Inc.
Expiring April, 2010 at $70.00	50	(3,500)
Hasbro, Inc.
Expiring April, 2010 at $35.00	100	(300)
Jo-Ann Stores, Inc.
Expiring April, 2010 at $40.00	100	(3,000)
L-3 Communications Holdings, Inc.
Expiring April, 2010 at $85.00	20	(400)
La-Z-Boy, Inc.
Expiring April, 2010 at $12.50	30	(1,350)
Lockheed Martin Corp.
Expiring June, 2010 at $80.00	50	(10,800)
McDonald’s Corp.
Expiring June, 2010 at $65.00	50	(7,300)
Medicis Pharmaceutical Corp.
Expiring April, 2010 at $25.00	25	(1,500)
Micron Technology, Inc.
Expiring April, 2010 at $10.00	300	(10,200)
Northrop Gruman Corp.
Expiring August, 2010 at $60.00	45	(6,525)
Expiring May, 2010 at $55.00	25	(500)

		(7,025)
Procter & Gamble Co.
Expiring July, 2010 at $62.50	66	(13,530)
Raytheon Co.
Expiring May, 2010 at $55.00	70	(7,000)
Safeway, Inc. Put 06 19 10
Expiring June, 2010 at $20.00	100	(1,500)
Sanmina SCI Corp.
Expiring April, 2010 at $15.00	300	(3,000)
Unisys Corp.
Expiring April, 2010 at $40.00	80	(40,800)

36	Quarterly Report | March 31, 2010 (Unaudited)

Bridgeway Balanced Fund
SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of March 31, 2010

Company	Number of Contracts	Value
Put Options Written (continued)
Valassis Communications, Inc.
Expiring April, 2010 at $27.50	150	$(9,750)
Veeco Instruments, Inc.
Expiring April, 2010 at $35.00	130	(2,600)

TOTAL PUT OPTIONS WRITTEN		(152,520)

(Premiums received $(289,352))

TOTAL OPTIONS WRITTEN		$(579,015)

(Premiums received $(627,329))

See Notes to Schedules of Investments.

www.bridgeway.com	37

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

1. Organization

Bridgeway Funds, Inc. (“Bridgeway”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, which currently has 11 investment funds (collectively, the “Funds”): Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Large-Cap Value, Blue Chip 35 Index, and Balanced Funds.

Bridgeway is authorized to issue 2,000,000,000 shares of common stock at $0.001 per share. 15,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 5,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares have been classified in the Ultra-Small Company Market Fund. 10,000,000 shares have been classified in the Micro-Cap Limited Fund. 100,000,000 shares each have been classified into the Small-Cap Growth, Small-Cap Value, Large-Cap Growth, and Large-Cap Value Funds. 50,000,000 shares have been classified into the Balanced Fund. All shares outstanding currently represent Class N shares.

The Aggressive Investors 1 Fund is closed to new investors. The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 and 2 Funds seek to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more).

The Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds seek to provide a long-term total return of capital, primarily through capital appreciation.

The Blue Chip 35 Index and Large-Cap Value Funds seek to provide long-term total return of capital, primarily through capital appreciation but also some income.

The Balanced Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America.

Securities, Options, Futures and Other Investments Valuation Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last price for the security on any exchange. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NASDAQ, as the case may be, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the close if there is trading volume and if there is no trading volume, the bid on long positions and ask on the short positions. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

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NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2010 (Unaudited)

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs			Total*
Bridgeway Fund	Investment Securities			Investment Securities
	Common Stocks	Exchange Traded Funds	Other Financial Instruments**	Money Market Funds	Debt Securities	Other Financial Instruments**	Investment Securities	Other Financial Instruments**
Aggressive Investors 1	$113,271,507	$—	$—	$1,585,186	$—	$(1,329)	$114,856,693	$(1,329)
Aggressive Investors 2	321,499,523	—	—	4,269,286	—	—	325,768,809	—
Ultra-Small Company	89,234,335	—	—	40,749	—	—	89,275,084	—
Ultra-Small Company Market	360,635,112	9,015,300	—	2,639,459	—	—	372,289,871	—
Micro-Cap Limited	23,517,722	—	—	—	—	—	23,517,722	—
Small-Cap Growth	65,684,676	—	—	486,403	—	(6,785)	66,171,079	(6,785)
Small-Cap Value	129,020,834	—	—	—	—	—	129,020,834	—
Large-Cap Growth	72,451,477	—	—	—	—	—	72,451,477	—
Large-Cap Value	29,621,119	—	—	—	—	—	29,621,119	—
Blue Chip 35 Index	217,385,255	—	—	—	—	—	217,385,255	—
Balanced	23,737,082	—	(579,015)	—	17,286,166	—	41,023,248	(579,015)

*	At March 31, 2010, there were no Level 3 securities.
**	Other financial instruments are derivative instruments not reflected in the schedules of investments, such as futures, forwards, options written, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Further details on the major security types listed above can be found in the Schedules of Investments.

Securities Lending Upon lending its securities to third parties, each Fund receives compensation in the form of fees. The Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the

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NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2010 (Unaudited)

securities from the borrower on demand. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of March 31, 2010, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Securities Received as Collateral

Aggressive Investors 1	$45,545,524	$45,939,520
Aggressive Investors 2	$98,432,701	$99,755,814
Ultra-Small Company	$18,601,608	$18,818,992
Ultra-Small Company Market	$73,404,262	$74,077,742
Micro-Cap Limited	$8,616,918	$8,712,577
Small-Cap Growth	$24,186,958	$25,382,293
Small-Cap Value	$47,498,998	$48,136,200
Large-Cap Growth	$25,352,230	$25,360,933
Large-Cap Value	$7,509,316	$7,599,916
Balanced	$5,548,613	$5,573,113

It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of March 31, 2010 the collateral consisted of overnight commercial paper, institutional money market funds, cash and time deposits.

Risks and Uncertainties The Funds provide for various investment options, including stocks and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Expenses, Gains and Losses and Allocations Fund expenses that are not series specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Balanced Fund, discounts and premiums are accreted/amortized on the effective interest method.

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. The Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of March 31, 2010, the Funds had no open futures contracts.

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NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2010 (Unaudited)

Options The Aggressive Investors 1 Fund and Aggressive Investors 2 Fund may buy and sell calls and puts to increase or decrease each Fund’s exposure to stock market risk or for purposes of diversification of risk. The Balanced Fund may buy and sell calls and puts to reduce the fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund’s Schedule of Investments as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that the Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts The Aggressive Investors 1, Aggressive Investors 2, and Balanced Funds may write call options on a covered basis, that is, the Fund will own the underlying security, or the Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income, through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Transactions in options written during the period ended March 31, 2010 are as follows:

	Aggressive Investors 1 Fund Written Call Options		Aggressive Investors 2 Fund Written Call Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, June 30, 2009	—	$—	200	$128,842
Positions Opened	298	160,555	1,402	725,354
Exercised	—	—	—	—
Expired	(98)	(4,866)	(702)	(153,596)
Closed	(200)	(155,689)	(900)	(700,600)

Outstanding, March 31, 2010	—	$—	—	$—

Market Value, March 31, 2010		$—		$—

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NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2010 (Unaudited)

	Balanced Fund Written Call Options		Balanced Fund Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, June 30, 2009	2,567	$392,545	3,420	$527,678
Positions Opened	6,631	882,511	13,699	2,002,189
Exercised	(2,044)	(328,627)	(2,018)	(281,227)
Expired	(3,281)	(366,288)	(11,449)	(1,738,627)
Closed	(1,499)	(242,164)	(1,222)	(220,661)

Outstanding, March 31, 2010	2,374	$337,977	2,430	$289,352

Market Value, March 31, 2010		$426,495		$152,520

Swaps Each Fund may enter into total return swaps. Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specified rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash monthly.

The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. A Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on a Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings. The following total return swaps were open as of March 31, 2010:

Portfolio	Swap Counterparty	Notional Principal	Maturity Date	Net Unrealized Gain\(Loss)
Aggressive Investors 1	ReFlow Management Co.	$2,911,946	April 1, 2010	$(1,329)
Small-Cap Growth	ReFlow Management Co.	$1,266,685	April 1, 2010	$(6,785)

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code applicable to registered investment companies and distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investments in securities for tax purposes, including short-term securities at March 31, 2010 were are follows:

Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Bridgeway Aggressive Investors 1 Fund
	Gross appreciation	$21,213,458
	Gross depreciation	$(709,739)
	Net unrealized appreciation	$20,503,719
	Cost of investments	$94,352,974
Bridgeway Aggressive Investors 2 Fund
	Gross appreciation	$65,251,499
	Gross depreciation	$(3,015,020)
	Net unrealized appreciation	$62,236,479
	Cost of investments	$263,532,330

42	Quarterly Report | March 31, 2010 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2010 (Unaudited)

Bridgeway Ultra-Small Company Fund
Gross appreciation	$21,051,373
Gross depreciation	$(2,193,433)
Net unrealized appreciation	$18,857,940
Cost of investments	$70,417,144
Bridgeway Ultra-Small Company Market Fund
Gross appreciation	$107,945,718
Gross depreciation	$(24,425,093)
Net unrealized appreciation	$83,520,625
Cost of investments	$288,769,246
Bridgeway Micro-Cap Limited Fund
Gross appreciation	$5,178,938
Gross depreciation	$(263,848)
Net unrealized appreciation	$4,915,090
Cost of investments	$18,602,632
Bridgeway Small-Cap Growth Fund
Gross appreciation	$14,615,780
Gross depreciation	$(1,001,314)
Net unrealized appreciation	$13,611,466
Cost of investments	$52,559,613
Bridgeway Small-Cap Value Fund
Gross appreciation	$29,516,987
Gross depreciation	$(1,315,830)
Net unrealized appreciation	$28,201,157
Cost of investments	$100,819,677
Bridgeway Large-Cap Growth Fund
Gross appreciation	$14,383,877
Gross depreciation	$(2,172,931)
Net unrealized appreciation	$12,210,946
Cost of investments	$60,240,531
Bridgeway Large-Cap Value Fund
Gross appreciation	$7,391,787
Gross depreciation	$(308,636)
Net unrealized appreciation	$7,083,151
Cost of investments	$22,537,968
Bridgeway Blue Chip 35 Index Fund
Gross appreciation	$43,086,896
Gross depreciation	$(6,507,414)
Net unrealized appreciation	$36,579,482
Cost of investments	$180,805,773
Bridgeway Balanced Fund
Gross appreciation	$5,781,738
Gross depreciation	$(1,577,342)
Net unrealized appreciation	$4,204,396
Cost of investments	$36,818,852

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Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridgeway Funds, Inc.

By (Signature and Title)*	/S/ MICHAEL D. MULCAHY
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ MICHAEL D. MULCAHY
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date May 27, 2010

By (Signature and Title)*	/S/ LINDA G. GIUFFRE
Linda G. Giuffre, Treasurer and Principal Financial Officer
(principal financial officer)

Date May 27, 2010

*	Print the name and title of each signing officer under his or her signature.